American
  Express(R)
 Annuities

                          American Enterprise Life
                          AEL Personal
                          Portfolio Plus(2)
                          AEL Personal
                          Portfolio Plus
                          AEL Personal
                          Portfolio
                                Variable Annuity

                                              2004 Annual Report

           Issued by: American Enterprise Life Insurance Company
[AMERICAN EXPRESS logo]

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - AEL Personal Portfolio Plus(2), AEL Personal Portfolio Plus and AEL Personal Portfolio (comprised of 28 subaccounts of American Enterprise Variable Annuity Account, refered to in Note 1) as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of American Enterprise Variable Annuity Account - AEL Personal Portfolio Plus(2), AEL Personal Portfolio Plus and AEL Personal Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of American Enterprise Variable Annuity Account - AEL Personal Portfolio Plus(2), AEL Personal Portfolio Plus and AEL Personal Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account
- AEL Personal Portfolio Plus(2), AEL Personal Portfolio Plus and AEL Personal Portfolio at December 31, 2004, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                       /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 31, 2005

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1 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

Statements of Assets and Liabilities

                                                                                  Segregated Asset Subaccounts
                                                            -----------------------------------------------------------------------
                                                              AXP VP          AXP VP        AXP VP         AXP VP         AXP VP
December 31, 2004                                            Cash Mgmt       Div Bond      Lg Cap Eq       Managed        New Dim
Assets
Investments, at value(1),(2)                                $29,468,409    $40,253,539    $52,972,139    $11,904,503    $22,024,818
Dividends receivable                                             35,276        151,309             --             --             --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                     301,204          9,911        171,679             --            194
Receivable for share redemptions                                     --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 29,804,889     40,414,759     53,143,818     11,904,503     22,025,012
===================================================================================================================================

Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                30,096         42,549         61,447         12,721         22,506
   Administrative charge                                          3,547          5,130          6,299          1,517          2,791
   Contract terminations                                          7,092            174          1,490             48            221
Payable for investments purchased                                    --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                40,735         47,853         69,236         14,286         25,518
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    29,697,067     40,340,843     53,069,190     11,879,543     21,973,369
Net assets applicable to contracts in payment period             55,200         12,625          4,442         10,608         25,312
Net assets applicable to seed money                              11,887         13,438            950             66            813
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $29,764,154    $40,366,906    $53,074,582    $11,890,217    $21,999,494
===================================================================================================================================
(1) Investment shares                                        29,478,987      3,780,944      2,530,048        788,877      1,405,411
(2) Investments, at cost                                    $29,468,409    $40,234,691    $52,278,846    $12,759,741    $22,720,261
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Segregated Asset Subaccounts
                                                            -----------------------------------------------------------------------
                                                               AXP VP         AXP VP         AIM VI        AIM VI          AIM VI
                                                              Strategy         THDL         Core Eq,      Intl Gro,     Premier Eq,
December 31, 2004 (continued)                                   Aggr           Intl           Ser I         Ser I           Ser I
Assets
Investments, at value(1),(2)                                 $4,319,990     $2,517,853     $5,069,869     $2,791,155    $37,302,352
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                          --             --             --             --             --
Receivable for share redemptions                                     --             --         28,094          3,513         53,352
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  4,319,990      2,517,853      5,097,963      2,794,668     37,355,704
===================================================================================================================================

Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                 4,610          2,404          5,488          3,014         39,245
   Administrative charge                                            553            288            659            362          4,820
   Contract terminations                                             11             82         21,947            137          9,287
Payable for investments purchased                                    --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 5,174          2,774         28,094          3,513         53,352
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     4,312,060      2,510,958      5,069,675      2,791,132     37,271,962
Net assets applicable to contracts in payment period              2,756          3,077            194             23         30,390
Net assets applicable to seed money                                  --          1,044             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                             $4,314,816     $2,515,079     $5,069,869     $2,791,155    $37,302,352
===================================================================================================================================
(1) Investment shares                                           539,921        261,117        224,331        141,181      1,751,284
(2) Investments, at cost                                     $7,158,658     $3,342,089     $5,809,275     $2,908,786    $46,349,203
-----------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

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2 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

Statements of Assets and Liabilities

                                                                                  Segregated Asset Subaccounts
                                                             -------------------------------------------------------------------
                                                                AC VP                       Janus          Janus
                                                             Inc & Gro,       AC VP         Aspen       Aspen World
December 31, 2004 (continued)                                   Cl I        Val, Cl I     Bal, Inst      Gro, Inst     OpCap Eq
Assets
Investments, at value(1),(2)                                 $2,003,510    $2,044,305    $10,540,042    $4,128,191    $1,470,745
Dividends receivable                                                 --            --             --            --            --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                          --            --             --            20            --
Receivable for share redemptions                                  2,446         2,526         40,857         4,953         1,797
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,005,956     2,046,831     10,580,899     4,133,164     1,472,542
================================================================================================================================

Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                 2,153         2,205         11,349         4,422         1,581
   Administrative charge                                            259           265          1,363           531           190
   Contract terminations                                             34            56         28,145            --            26
Payable for investments purchased                                    --            --             --            20            --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,446         2,526         40,857         4,973         1,797
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,003,510     2,044,211     10,539,648     4,121,392     1,470,568
Net assets applicable to contracts in payment period                 --            94            394         6,799           177
Net assets applicable to seed money                                  --            --             --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                             $2,003,510    $2,044,305    $10,540,042    $4,128,191    $1,470,745
================================================================================================================================
(1) Investment shares                                           273,703       233,635        432,146       154,152        40,854
(2) Investments, at cost                                     $1,941,067    $1,504,905    $10,430,508    $5,674,511    $1,425,286
--------------------------------------------------------------------------------------------------------------------------------
                                                                                Segregated Asset Subaccounts
                                                             -------------------------------------------------------------------
                                                                 OpCap        OpCap        OpCap U.S.   Oppen Cap      Oppen Hi
December 31, 2004 (continued)                                   Managed      Sm Cap         Govt Inc     Appr VA        Inc VA
Assets
Investments, at value(1),(2)                                 $5,949,125    $2,997,119    $ 4,429,395    $5,203,792    $3,044,558
Dividends receivable                                                 --            --         17,056            --            --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                          --            --              3            --            --
Receivable for share redemptions                                  7,198         3,725          5,666         6,265        22,209
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  5,956,323     3,000,844      4,452,120     5,210,057     3,066,767
================================================================================================================================

Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                 6,391         3,227          4,951         5,591         3,269
   Administrative charge                                            767           387            594           671           392
   Contract terminations                                             40           111            121             3        18,548
Payable for investments purchased                                    --            --         17,059            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 7,198         3,725         22,725         6,265        22,209
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     5,943,894     2,997,119      4,422,241     5,203,792     3,044,558
Net assets applicable to contracts in payment period              5,231            --          7,154            --            --
Net assets applicable to seed money                                  --            --             --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                             $5,949,125    $2,997,119    $ 4,429,395    $5,203,792    $3,044,558
================================================================================================================================
(1) Investment shares                                           139,226        82,908        417,867       140,681       345,973
(2) Investments, at cost                                     $5,382,174    $2,060,294    $ 4,405,844    $5,725,880    $3,359,991
--------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

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3 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

Statements of Assets and Liabilities

                                                                                 Segregated Asset Subaccounts
                                                             --------------------------------------------------------------------
                                                               Put VT        Put VT         Put VT         Put VT        Put VT
                                                              Div Inc,      Div Inc,      Gro & Inc,     Gro & Inc,     Hi Yield,
December 31, 2004 (continued)                                  Cl IA         Cl IB          Cl IA          Cl IB         Cl IA
Assets
Investments, at value(1),(2)                                 $5,013,746    $3,069,986    $10,424,697    $13,763,480    $2,236,617
Dividends receivable                                                 --            --             --             --            --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                          --           516             --             --            --
Receivable for share redemptions                                  6,015         3,614         12,668         23,699         2,689
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  5,019,761     3,074,116     10,437,365     13,787,179     2,239,306
=================================================================================================================================

Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                 5,362         3,227         11,308         13,595         2,401
   Administrative charge                                            644           387          1,358          1,778           288
   Contract terminations                                              9            --              2          8,326            --
Payable for investments purchased                                    --           516             --             --            --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 6,015         4,130         12,668         23,699         2,689
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     5,003,047     3,069,941     10,422,742     13,763,276     2,233,762
Net assets applicable to contracts in payment period             10,699            45          1,955             --         2,855
Net assets applicable to seed money                                  --            --             --            204            --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                             $5,013,746    $3,069,986    $10,424,697    $13,763,480    $2,236,617
=================================================================================================================================
(1) Investment shares                                           540,857       334,786        407,374        541,017       276,126
(2) Investments, at cost                                     $5,294,999    $3,097,269    $10,182,907    $12,679,903    $2,810,777
---------------------------------------------------------------------------------------------------------------------------------
                                                                                               Segregated Asset Subaccounts
                                                                                          ---------------------------------------
                                                                                            Put VT         Put VT        Put VT
                                                                                           Hi Yield,      New Opp,      Voyager,
December 31, 2004 (continued)                                                                Cl IB         Cl IA         Cl IB
Assets
Investments, at value(1),(2)                                                              $1,472,519     $5,431,988   $ 3,861,544
Dividends receivable                                                                              --             --            --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                                                       --             --             4
Receivable for share redemptions                                                               1,822          6,620         4,675
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                               1,474,341      5,438,608     3,866,223
=================================================================================================================================

Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                                              1,568          5,881         4,174
   Administrative charge                                                                         188            706           501
   Contract terminations                                                                          66             33            --
Payable for investments purchased                                                                 --             --             4
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                              1,822          6,620         4,679
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                  1,472,519      5,431,988     3,861,544
Net assets applicable to contracts in payment period                                              --             --            --
Net assets applicable to seed money                                                               --             --            --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                          $1,472,519     $5,431,988   $ 3,861,544
=================================================================================================================================
(1) Investment shares                                                                        182,922        318,592       141,969
(2) Investments, at cost                                                                  $1,677,908     $6,712,085   $ 6,699,808
---------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

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4 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

Statements of Operations

                                                                                 Segregated Asset Subaccounts
                                                             --------------------------------------------------------------------
                                                                AXP VP        AXP VP         AXP VP        AXP VP        AXP VP
Year ended December 31, 2004                                   Cash Mgmt     Div Bond      Lg Cap Eq      Managed       New Dim
Investment income
Dividend income                                              $   219,227    $1,336,319    $  231,159    $  274,834    $  220,081
Variable account expenses                                        424,024       480,559       323,484       170,197       287,782
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (204,797)      855,760       (92,325)      104,637       (67,701)
=================================================================================================================================

Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        38,868,508     4,692,195     4,924,516     2,472,758     3,477,091
   Cost of investments sold                                   38,868,545     4,742,348     5,532,072     2,869,454     3,814,165
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (37)      (50,153)     (607,556)     (396,696)     (337,074)
Distributions from capital gains                                      --            --            --            --            --
Net change in unrealized appreciation or depreciation of
 investments                                                          51       255,486     3,538,033     1,195,677       778,609
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        14       205,333     2,930,477       798,981       441,535
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                  $  (204,783)   $1,061,093    $2,838,152    $  903,618    $  373,834
=================================================================================================================================

                                                                                 Segregated Asset Subaccounts
                                                             --------------------------------------------------------------------
                                                                AXP VP        AXP VP        AIM VI        AIM VI         AIM VI
                                                               Strategy        THDL        Core Eq,      Intl Gro,    Premier Eq,
Year ended December 31, 2004 (continued)                         Aggr          Intl          Ser I         Ser I         Ser I
Investment income
Dividend income                                              $        --    $   23,987    $   48,743    $   16,483    $  169,251
Variable account expenses                                         60,305        30,820        74,077        38,468       521,169
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (60,305)       (6,833)      (25,334)      (21,985)     (351,918)
=================================================================================================================================

Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments:
   Proceeds from sales                                           754,050       444,535       919,151       661,690     5,994,815
   Cost of investments sold                                    1,386,275       685,813     1,110,211       797,368     7,904,833
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (632,225)     (241,278)     (191,060)     (135,678)   (1,910,018)
Distributions from capital gains                                      --            --            --            --            --
Net change in unrealized appreciation or depreciation of
 investments                                                     996,700       565,912       582,516       698,666     3,744,608
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   364,475       324,634       391,456       562,988     1,834,590
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                  $   304,170    $  317,801    $  366,122    $  541,003    $1,482,672
=================================================================================================================================

                                                                                 Segregated Asset Subaccounts
                                                             --------------------------------------------------------------------
                                                                 AC VP                       Janus         Janus
                                                              Inc & Gro,      AC VP          Aspen      Aspen World
Year ended December 31, 2004 (continued)                         Cl I        Val, Cl I     Bal, Inst     Gro, Inst     OpCap Eq
Investment income
Dividend income                                              $    28,630    $   20,376    $  236,941    $   42,077    $   14,351
Variable account expenses                                         27,688        27,980       153,021        60,321        20,456
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      942        (7,604)       83,920       (18,244)       (6,105)
=================================================================================================================================

Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments:
   Proceeds from sales                                           340,328       353,079     1,853,448       793,992       244,250
   Cost of investments sold                                      361,238       280,244     1,912,555     1,149,718       258,136
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (20,910)       72,835       (59,107)     (355,726)      (13,886)
Distributions from capital gains                                      --        15,806            --            --            --
Net change in unrealized appreciation or depreciation of
 investments                                                     229,202       156,461       690,583       494,200       160,982
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   208,292       245,102       631,476       138,474       147,096
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                  $   209,234    $  237,498    $  715,396    $  120,230    $  140,991
=================================================================================================================================

See accompanying notes to financial statements.

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5 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

Statements of Operations

                                                                                Segregated Asset Subaccounts
                                                             -----------------------------------------------------------------
                                                                 OpCap       OpCap     OpCap U.S.      Oppen Cap     Oppen Hi
Year ended December 31, 2004 (continued)                        Managed     Sm Cap      Govt Inc        Appr VA       Inc VA
Investment income
Dividend income                                              $   93,725    $  1,432    $  151,958    $   18,029      $196,819
Variable account expenses                                        85,529      41,487        71,031        76,478        43,524
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   8,196     (40,055)       80,927       (58,449)      153,295
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        1,139,103     652,782     1,129,294     1,080,563       489,291
   Cost of investments sold                                   1,102,343     501,459     1,116,744     1,267,889       564,143
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 36,760     151,323        12,550      (187,326)      (74,852)
Distributions from capital gains                                     --          --        59,267            --            --
Net change in unrealized appreciation or depreciation of
 investments                                                    480,646     328,503      (158,702)      509,056       142,604
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  517,406     479,826       (86,885)      321,730        67,752
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                  $  525,602    $439,771    $   (5,958)   $  263,281      $221,047
==============================================================================================================================

                                                                                Segregated Asset Subaccounts
                                                             -----------------------------------------------------------------
                                                                Put VT      Put VT       Put VT         Put VT        Put VT
                                                               Div Inc,    Div Inc,    Gro & Inc,     Gro & Inc,     Hi Yield,
Year ended December 31, 2004 (continued)                        Cl IA       Cl IB        Cl IA          Cl IB         Cl IA
Investment income
Dividend income                                              $  509,895    $289,818    $  195,574    $  211,882     $ 198,102
Variable account expenses                                        74,599      43,153       150,262       174,118        32,472
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 435,296     246,665        45,312        37,764       165,630
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        1,157,995     488,440     2,123,287     1,828,888       464,878
   Cost of investments sold                                   1,261,789     514,440     2,231,478     1,817,121       608,356
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (103,794)    (26,000)     (108,191)       11,767      (143,478)
Distributions from capital gains                                     --          --            --            --            --
Net change in unrealized appreciation or depreciation of
 investments                                                     73,265       2,865     1,038,599     1,173,164       185,049
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (30,529)    (23,135)      930,408     1,184,931        41,571
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                  $  404,767    $223,530    $  975,720    $1,222,695     $ 207,201
==============================================================================================================================

                                                                                            Segregated Asset Subaccounts
                                                                                       ---------------------------------------
                                                                                         Put VT         Put VT        Put VT
                                                                                        Hi Yield,      New Opp,      Voyager,
Year ended December 31, 2004 (continued)                                                  Cl IB         Cl IA         Cl IB
Investment income
Dividend income                                                                          $123,202    $       --    $   10,367
Variable account expenses                                                                  20,718        76,576        56,434
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                           102,484       (76,576)      (46,067)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                                    217,466       970,502       811,864
   Cost of investments sold                                                               260,597     1,309,566     1,492,731
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                          (43,131)     (339,064)     (680,867)
Distributions from capital gains                                                               --            --            --
Net change in unrealized appreciation or depreciation of
 investments                                                                               67,270       870,718       852,260
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                             24,139       531,654       171,393
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                                              $126,623    $  455,078    $  125,326
==============================================================================================================================

See accompanying notes to financial statements.

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6 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                               Segregated Asset Subaccounts
                                                         ------------------------------------------------------------------------
                                                            AXP VP         AXP VP        AXP VP         AXP VP          AXP VP
Year ended December 31, 2004                               Cash Mgmt      Div Bond      Lg Cap Eq       Managed         New Dim
Operations
Investment income (loss) -- net                          $  (204,797)   $   855,760    $   (92,325)   $   104,637    $   (67,701)
Net realized gain (loss) on sales of investments                 (37)       (50,153)      (607,556)      (396,696)      (337,074)
Distributions from capital gains                                  --             --             --             --             --
Net change in unrealized appreciation or depreciation
 of investments                                                   51        255,486      3,538,033      1,195,677        778,609
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                 (204,783)     1,061,093      2,838,152        903,618        373,834
=================================================================================================================================

Contract transactions
Contract purchase payments                                 6,524,117     17,502,898     38,735,283        549,422      3,251,421
Net transfers(1)                                            (222,409)     3,854,604      5,285,295         99,501        790,038
Adjustments to net assets allocated to contracts in
 payout period                                                (5,128)        (1,028)          (421)          (833)        (5,938)
Contract terminations:
   Surrender benefits and contract charges                (5,911,185)    (2,320,606)    (1,542,322)    (1,503,386)    (1,349,700)
   Death benefits                                           (403,962)      (274,283)      (148,680)      (136,129)      (363,958)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (18,567)    18,761,585     42,329,155       (991,425)     2,321,863
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           29,987,504     20,544,228      7,907,275     11,978,024     19,303,797
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $29,764,154    $40,366,906    $53,074,582    $11,890,217    $21,999,494
=================================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                    27,952,696     15,697,116      6,065,392      8,383,367     23,456,479
Contract purchase payments                                 6,454,638     14,653,951     45,188,394        625,802      4,264,237
Net transfers(1)                                            (808,644)     3,272,768      7,308,465        249,281        989,468
Contract terminations:
   Surrender benefits and contract charges                (5,542,841)    (1,692,681)    (1,317,604)      (940,473)    (1,635,962)
   Death benefits                                           (383,049)      (193,916)      (175,089)       (74,106)      (469,228)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          27,672,800     31,737,238     57,069,558      8,243,871     26,604,994
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
7 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                             Segregated Asset Subaccounts
                                                         --------------------------------------------------------------------
                                                            AXP VP        AXP VP        AIM VI       AIM VI          AIM VI
                                                           Strategy        THDL        Core Eq,     Intl Gro,     Premier Eq,
Year ended December 31, 2004 (continued)                     Aggr          Intl         Ser I        Ser I           Ser I
Operations
Investment income (loss) -- net                          $  (60,305)   $   (6,833)   $  (25,334)   $  (21,985)   $  (351,918)
Net realized gain (loss) on sales of investments           (632,225)     (241,278)     (191,060)     (135,678)    (1,910,018)
Distributions from capital gains                                 --            --            --            --             --
Net change in unrealized appreciation or depreciation
 of investments                                             996,700       565,912       582,516       698,666      3,744,608
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                 304,170       317,801       366,122       541,003      1,482,672
=============================================================================================================================

Contract transactions
Contract purchase payments                                    8,832       287,486        18,495         7,188        150,539
Net transfers(1)                                             47,604       (97,663)     (126,744)     (150,101)    (1,689,036)
Adjustments to net assets allocated to contracts in
 payout period                                                 (260)         (202)           --            --         (6,024)
Contract terminations:
   Surrender benefits and contract charges                 (663,031)     (286,405)     (660,289)     (409,163)    (2,204,516)
   Death benefits                                           (17,943)      (14,488)      (51,812)      (20,348)      (833,196)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (624,798)     (111,272)     (820,350)     (572,424)    (4,582,233)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           4,635,444     2,308,550     5,524,097     2,822,576     40,401,913
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $4,314,816    $2,515,079    $5,069,869    $2,791,155    $37,302,352
=============================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                    3,701,263     2,079,694     4,902,906     2,748,442     58,295,203
Contract purchase payments                                    7,208       252,344        16,217         6,604        238,709
Net transfers(1)                                             40,342       (85,564)     (109,103)     (137,855)    (2,543,123)
Contract terminations:
   Surrender benefits and contract charges                 (540,739)     (250,494)     (577,133)     (375,444)    (3,028,382)
   Death benefits                                           (14,559)      (12,505)      (45,156)      (18,852)    (1,254,259)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,193,515     1,983,475     4,187,731     2,222,895     51,708,148
=============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                             Segregated Asset Subaccounts
                                                         --------------------------------------------------------------------
                                                            AC VP                       Janus         Janus
                                                         Inc & Gro,      AC VP          Aspen      Aspen World
Year ended December 31, 2004 (continued)                    Cl I        Val, Cl I     Bal, Inst     Gro, Inst      OpCap Eq
Operations
Investment income (loss) -- net                          $      942    $   (7,604)   $    83,920    $  (18,244)   $   (6,105)
Net realized gain (loss) on sales of investments            (20,910)       72,835        (59,107)     (355,726)      (13,886)
Distributions from capital gains                                 --        15,806             --            --            --
Net change in unrealized appreciation or depreciation
 of investments                                             229,202       156,461        690,583       494,200       160,982
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                 209,234       237,498        715,396       120,230       140,991
=============================================================================================================================

Contract transactions
Contract purchase payments                                    2,293         3,182         20,993         4,474         3,405
Net transfers(1)                                             25,231        52,882        (73,897)     (103,532)      (15,763)
Adjustments to net assets allocated to contracts in
 payout period                                                   --            --             --            --            --
Contract terminations:
   Surrender benefits and contract charges                 (231,566)     (210,838)    (1,401,204)     (530,948)     (184,704)
   Death benefits                                           (22,554)      (35,393)      (182,857)      (87,796)       (9,129)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (226,596)     (190,167)    (1,636,965)     (717,802)     (206,191)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           2,020,872     1,996,974     11,461,611     4,725,763     1,535,945
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $2,003,510    $2,044,305    $10,540,042    $4,128,191    $1,470,745
=============================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                    1,719,773     1,280,375      7,217,359     3,908,848     1,312,556
Contract purchase payments                                    1,919         1,970         13,045         3,819         2,874
Net transfers(1)                                             19,968        32,294        (44,277)      (84,338)      (13,753)
Contract terminations:
   Surrender benefits and contract charges                 (192,557)     (130,352)      (870,725)     (452,700)     (155,207)
   Death benefits                                           (18,802)      (21,657)      (113,460)      (71,378)       (7,666)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          1,530,301     1,162,630      6,201,942     3,304,251     1,138,804
=============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
9 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                             Segregated Asset Subaccounts
                                                         -------------------------------------------------------------------
                                                            OpCap         OpCap      OpCap U.S.     Oppen Cap     Oppen Hi
Year ended December 31, 2004 (continued)                   Managed       Sm Cap       Govt Inc       Appr VA       Inc VA
Operations
Investment income (loss) -- net                          $    8,196    $  (40,055)   $   80,927    $  (58,449)   $  153,295
Net realized gain (loss) on sales of investments             36,760       151,323        12,550      (187,326)      (74,852)
Distributions from capital gains                                 --            --        59,267            --            --
Net change in unrealized appreciation or depreciation
 of investments                                             480,646       328,503      (158,702)      509,056       142,604
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                 525,602       439,771        (5,958)      263,281       221,047
============================================================================================================================

Contract transactions
Contract purchase payments                                    8,665         5,456         3,336        35,324         4,777
Net transfers(1)                                             50,614      (102,543)     (214,119)       (1,356)       64,920
Adjustments to net assets allocated to contracts in
 payout period                                                 (365)           --          (686)           --            --
Contract terminations:
   Surrender benefits and contract charges                 (975,555)     (420,139)     (677,007)     (851,831)     (379,370)
   Death benefits                                           (67,384)      (37,403)      (67,869)      (60,739)      (42,591)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (984,025)     (554,629)     (956,345)     (878,602)     (352,264)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           6,407,548     3,111,977     5,391,698     5,819,113     3,175,775
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $5,949,125    $2,997,119    $4,429,395    $5,203,792    $3,044,558
============================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                    3,073,912     2,149,183     3,605,982     4,247,336     2,742,244
Contract purchase payments                                    4,029         3,632         2,233        25,495         4,059
Net transfers(1)                                             22,660       (68,369)     (137,124)         (632)       55,434
Contract terminations:
   Surrender benefits and contract charges                 (456,958)     (279,054)     (455,237)     (625,040)     (319,458)
   Death benefits                                           (30,796)      (24,550)      (45,692)      (44,890)      (35,558)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          2,612,847     1,780,842     2,970,162     3,602,269     2,446,721
============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts
                                                         ----------------------------------------------------------------------
                                                            Put VT        Put VT         Put VT         Put VT        Put VT
                                                           Div Inc,      Div Inc,      Gro & Inc,     Gro & Inc,     Hi Yield,
Year ended December 31, 2004 (continued)                    Cl IA         Cl IB          Cl IA          Cl IB         Cl IA
Operations
Investment income (loss) -- net                          $   435,296    $  246,665    $    45,312    $    37,764    $  165,630
Net realized gain (loss) on sales of investments            (103,794)      (26,000)      (108,191)        11,767      (143,478)
Distributions from capital gains                                  --            --             --             --            --
Net change in unrealized appreciation or depreciation
 of investments                                               73,265         2,865      1,038,599      1,173,164       185,049
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                  404,767       223,530        975,720      1,222,695       207,201
===============================================================================================================================

Contract transactions
Contract purchase payments                                     3,999         6,289         12,419        318,777         2,017
Net transfers(1)                                             (61,559)      154,541       (170,154)       172,321       (27,220)
Adjustments to net assets allocated to contracts in
 payout period                                                  (959)           --           (651)            --          (282)
Contract terminations:
   Surrender benefits and contract charges                  (837,567)     (373,551)    (1,634,960)      (972,658)     (349,308)
   Death benefits                                           (153,411)      (78,605)      (178,382)      (170,807)      (55,419)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (1,049,497)     (291,326)    (1,971,728)      (652,367)     (430,212)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            5,658,476     3,137,782     11,420,705     13,193,152     2,459,628
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 5,013,746    $3,069,986    $10,424,697    $13,763,480    $2,236,617
===============================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                     3,536,356     2,512,279      5,362,243     12,383,799     1,564,331
Contract purchase payments                                     2,419         4,936          5,689        297,988         1,229
Net transfers(1)                                             (37,342)      119,652        (78,367)       173,019       (16,521)
Contract terminations:
   Surrender benefits and contract charges                  (508,976)     (292,221)      (752,198)      (874,172)     (215,495)
   Death benefits                                            (93,337)      (62,023)       (80,066)      (159,964)      (33,966)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           2,899,120     2,282,623      4,457,301     11,820,670     1,299,578
===============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                  Segregated Asset Subaccounts
                                                                          -------------------------------------------
                                                                            Put VT           Put VT          Put VT
                                                                           Hi Yield,        New Opp,        Voyager,
Year ended December 31, 2004 (continued)                                     Cl IB           Cl IA           Cl IB
Operations
Investment income (loss) -- net                                           $  102,484      $  (76,576)     $  (46,067)
Net realized gain (loss) on sales of investments                             (43,131)       (339,064)       (680,867)
Distributions from capital gains                                                  --              --              --
Net change in unrealized appreciation or depreciation of investments          67,270         870,718         852,260
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              126,623         455,078         125,326
=====================================================================================================================

Contract transactions
Contract purchase payments                                                     2,951           9,135           5,697
Net transfers(1)                                                              29,889         (77,086)       (158,209)
Adjustments to net assets allocated to contracts in payout period                 --             (38)             --
Contract terminations:
   Surrender benefits and contract charges                                  (135,592)       (748,484)       (428,032)
   Death benefits                                                            (29,076)        (64,531)        (55,968)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              (131,828)       (881,004)       (636,512)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            1,477,724       5,857,914       4,372,730
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $1,472,519      $5,431,988      $3,861,544
=====================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                                     1,245,703       3,441,689       3,644,935
Contract purchase payments                                                     2,427           5,269           4,825
Net transfers(1)                                                              26,000         (44,566)       (132,883)
Contract terminations:
   Surrender benefits and contract charges                                  (111,204)       (438,191)       (361,146)
   Death benefits                                                            (24,159)        (36,571)        (47,715)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           1,138,767       2,927,630       3,108,016
=====================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                               Segregated Asset Subaccounts
                                                         -----------------------------------------------------------------------
                                                            AXP VP         AXP VP        AXP VP        AXP VP         AXP VP
Year ended December 31, 2003                               Cash Mgmt      Div Bond      Lg Cap Eq      Managed        New Dim
Operations
Investment income (loss) -- net                          $  (304,620)   $   338,751    $  (54,801)   $    95,087    $  (103,756)
Net realized gain (loss) on sales of investments                 (62)       (46,778)     (570,510)      (391,586)      (905,050)
Distributions from capital gains                                  --             --            --             --             --
Net change in unrealized appreciation or depreciation
 of investments                                                   60        155,910     2,329,873      2,227,850      4,122,354
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                 (304,622)       447,883     1,704,562      1,931,351      3,113,548
================================================================================================================================

Contract transactions
Contract purchase payments                                 6,308,221      6,065,628       200,327        433,726      3,294,877
Net transfers(1)                                          (6,563,912)     1,967,315       215,906        319,228      1,368,163
Adjustments to net assets allocated to contracts in
 payout period                                                (4,995)        (1,055)         (388)          (771)        (6,159)
Contract terminations:
   Surrender benefits and contract charges                (7,739,658)    (1,157,188)     (599,443)      (872,617)    (1,156,371)
   Death benefits                                           (439,797)      (122,324)      (26,992)       (52,126)       (61,723)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (8,440,141)     6,752,376      (210,590)      (172,560)     3,438,787
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           38,732,267     13,343,969     6,413,303     10,219,233     12,751,462
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $29,987,504    $20,544,228    $7,907,275    $11,978,024    $19,303,797
================================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                    35,239,769      9,268,723     5,886,235      8,236,708     19,140,646
Contract purchase payments                                 5,995,481      5,495,041       303,933        480,538      4,324,257
Net transfers(1)                                          (5,576,126)     1,805,042       366,243        338,279      1,739,939
Contract terminations:
   Surrender benefits and contract charges                (7,291,761)      (790,541)     (470,003)      (635,755)    (1,652,902)
   Death benefits                                           (414,667)       (81,149)      (21,016)       (36,403)       (95,461)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          27,952,696     15,697,116     6,065,392      8,383,367     23,456,479
================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

Statements of Changes in Net Assets


                                                                             Segregated Asset Subaccounts
                                                         --------------------------------------------------------------------
                                                           AXP VP         AXP VP        AIM VI        AIM VI        AIM VI
                                                          Strategy         THDL        Core Eq,     Intl Gro,    Premier Eq,
Year ended December 31, 2003 (continued)                    Aggr           Intl         Ser I         Ser I         Ser I
Operations
Investment income (loss) -- net                          $  (60,393)   $   (9,654)   $  (21,122)   $  (20,994)   $  (397,263)
Net realized gain (loss) on sales of investments           (595,116)     (242,872)     (386,029)     (190,837)    (3,100,875)
Distributions from capital gains                                 --            --            --            --             --
Net change in unrealized appreciation or depreciation
 of investments                                           1,684,605       740,853     1,447,126       818,355     11,234,923
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                               1,029,096       488,327     1,039,975       606,524      7,736,785
=============================================================================================================================

Contract transactions
Contract purchase payments                                   12,040         6,596        10,192         8,628        199,004
Net transfers(1)                                             39,402        41,440      (207,181)       65,620       (732,020)
Adjustments to net assets allocated to contracts in
 payout period                                                 (243)         (171)           --            --         (6,038)
Contract terminations:
   Surrender benefits and contract charges                 (378,251)     (199,005)     (407,967)     (239,248)    (1,961,432)
   Death benefits                                           (21,544)      (10,056)      (70,970)      (14,306)      (505,245)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (348,596)     (161,196)     (675,926)     (179,306)    (3,005,731)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           3,954,944     1,981,419     5,160,048     2,395,358     35,670,859
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $4,635,444    $2,308,550    $5,524,097    $2,822,576    $40,401,913
=============================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                    4,010,580     2,254,263     5,619,105     2,968,203     63,342,893
Contract purchase payments                                   11,307         7,356        10,842        10,190        364,089
Net transfers(1)                                             42,326        46,099      (234,609)       69,847     (1,383,646)
Contract terminations:
   Surrender benefits and contract charges                 (343,024)     (217,360)     (420,559)     (283,049)    (3,197,523)
   Death benefits                                           (19,926)      (10,664)      (71,873)      (16,749)      (830,610)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,701,263     2,079,694     4,902,906     2,748,442     58,295,203
=============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14  AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
 PORTFOLIO - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                             Segregated Asset Subaccounts
                                                         --------------------------------------------------------------------
                                                             AC VP                       Janus         Janus
                                                          Inc & Gro,      AC VP          Aspen      Aspen World
Year ended December 31, 2003 (continued)                     Cl I       Val, Cl I      Bal, Inst     Gro, Inst      OpCap Eq
Operations
Investment income (loss) -- net                          $   (1,469)   $   (5,163)   $    86,504    $  (13,019)   $     (595)
Net realized gain (loss) on sales of investments            (85,660)        7,517       (235,632)     (376,316)      (61,962)
Distributions from capital gains                                 --            --             --            --            --
Net change in unrealized appreciation or depreciation
 of investments                                             531,273       423,892      1,448,742     1,261,226       396,212
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                 444,144       426,246      1,299,614       871,891       333,655
=============================================================================================================================

Contract transactions
Contract purchase payments                                    2,492         3,732         35,132        17,161         5,044
Net transfers(1)                                             10,007       (25,380)      (147,699)      (76,382)      (22,427)
Adjustments to net assets allocated to contracts in
 payout period                                                   --            --             --            --            --
Contract terminations:
   Surrender benefits and contract charges                 (138,073)     (165,843)      (914,804)     (287,577)     (131,750)
   Death benefits                                           (63,787)       (9,486)      (243,560)      (55,836)       (7,438)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (189,361)     (196,977)    (1,270,931)     (402,634)     (156,571)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           1,766,089     1,767,705     11,432,928     4,256,506     1,358,861
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $2,020,872    $1,996,974    $11,461,611    $4,725,763    $1,535,945
=============================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                    1,914,977     1,440,064      8,096,351     4,304,761     1,472,837
Contract purchase payments                                    2,707         3,016         25,032        17,670         5,153
Net transfers(1)                                             13,476       (26,153)      (111,900)      (79,104)      (24,962)
Contract terminations:
   Surrender benefits and contract charges                 (141,973)     (129,454)      (622,600)     (281,444)     (133,243)
   Death benefits                                           (69,414)       (7,098)      (169,524)      (53,035)       (7,229)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          1,719,773     1,280,375      7,217,359     3,908,848     1,312,556
=============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                             Segregated Asset Subaccounts
                                                         -------------------------------------------------------------------
                                                            OpCap          OpCap     OpCap U.S.     Oppen Cap       Oppen
Year ended December 31, 2003 (continued)                   Managed        Sm Cap      Govt Inc       Appr VA      Hi Inc VA
Operations
Investment income (loss) -- net                          $   28,008    $  (36,270)   $   84,083    $  (52,189)   $  175,150
Net realized gain (loss) on sales of investments           (134,242)       (6,348)       29,395      (287,863)     (121,278)
Distributions from capital gains                                 --            --        69,636            --            --
Net change in unrealized appreciation or depreciation
 of investments                                           1,203,482       963,248      (185,029)    1,660,568       550,774
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                               1,097,248       920,630        (1,915)    1,320,516       604,646
============================================================================================================================

Contract transactions
Contract purchase payments                                   19,843         7,424         6,148        13,657         6,225
Net transfers(1)                                            (75,548)       10,565       217,089       132,953       (86,346)
Adjustments to net assets allocated to contracts in
 payout period                                                 (335)           --          (723)           --            --
Contract terminations:
   Surrender benefits and contract charges                 (670,540)     (214,851)     (353,506)     (455,775)     (207,454)
   Death benefits                                           (48,466)      (11,622)      (42,146)      (46,012)      (45,329)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (775,046)     (208,484)     (173,138)     (355,177)     (332,904)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           6,085,346     2,399,831     5,566,751     4,853,774     2,904,033
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $6,407,548    $3,111,977    $5,391,698    $5,819,113    $3,175,775
============================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                    3,505,096     2,331,291     3,728,040     4,574,356     3,064,878
Contract purchase payments                                   10,972         6,698         4,170        12,086         6,035
Net transfers(1)                                            (47,906)        9,125       138,837        92,771       (88,336)
Contract terminations:
   Surrender benefits and contract charges                 (368,659)     (188,248)     (236,779)     (392,096)     (197,440)
   Death benefits                                           (25,591)       (9,683)      (28,286)      (39,781)      (42,893)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,073,912     2,149,183     3,605,982     4,247,336     2,742,244
============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                               Segregated Asset Subaccounts
                                                         -----------------------------------------------------------------------
                                                            Put VT        Put VT        Put VT          Put VT         Put VT
                                                           Div Inc,      Div Inc,     Gro & Inc,      Gro & Inc,      Hi Yield,
Year ended December 31, 2003 (continued)                    Cl IA         Cl IB         Cl IA           Cl IB          Cl IA
Operations
Investment income (loss) -- net                          $  445,351    $  230,243    $    72,074     $    48,632     $  230,168
Net realized gain (loss) on sales of investments           (155,767)      (44,773)      (447,037)       (326,525)      (228,570)
Distributions from capital gains                                 --            --             --              --             --
Net change in unrealized appreciation or depreciation
 of investments                                             674,153       324,846      2,775,711       2,975,643        540,035
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                 963,737       510,316      2,400,748       2,697,750        541,633
================================================================================================================================

Contract transactions
Contract purchase payments                                    8,538         5,518         33,019         827,373          4,857
Net transfers(1)                                           (332,165)     (176,201)       (82,973)        202,364       (152,884)
Adjustments to net assets allocated to contracts in
 payout period                                                 (902)           --           (571)             --           (259)
Contract terminations:
   Surrender benefits and contract charges                 (601,123)     (182,950)    (1,167,894)       (662,627)      (293,962)
   Death benefits                                           (19,520)      (49,182)       (57,625)        (53,433)       (24,886)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (945,172)     (402,815)    (1,276,044)        313,677       (467,134)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           5,639,911     3,030,281     10,296,001      10,181,725      2,385,129
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $5,658,476    $3,137,782    $11,420,705     $13,193,152     $2,459,628
================================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                    4,181,040     2,872,169      6,087,026      11,965,038      1,897,779
Contract purchase payments                                    5,747         5,094         18,803         906,899          3,398
Net transfers(1)                                           (227,815)     (160,412)       (53,765)        281,183       (110,886)
Contract terminations:
   Surrender benefits and contract charges                 (409,712)     (161,041)      (657,905)       (707,137)      (208,301)
   Death benefits                                           (12,904)      (43,531)       (31,916)        (62,184)       (17,659)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,536,356     2,512,279      5,362,243      12,383,799      1,564,331
================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                  Segregated Asset Subaccounts
                                                                          -------------------------------------------
                                                                            Put VT           Put VT          Put VT
                                                                           Hi Yield,        New Opp,        Voyager,
Year ended December 31, 2003 (continued)                                     Cl IB           Cl IA           Cl IB
Operations
Investment income (loss) -- net                                           $  127,376      $  (77,968)     $  (41,676)
Net realized gain (loss) on sales of investments                             (69,675)       (669,773)       (643,305)
Distributions from capital gains                                                  --              --              --
Net change in unrealized appreciation or depreciation of investments         248,743       2,211,785       1,537,359
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              306,444       1,464,044         852,378
=====================================================================================================================

Contract transactions
Contract purchase payments                                                     2,961          21,067           8,923
Net transfers(1)                                                             (73,370)       (301,334)       (175,780)
Adjustments to net assets allocated to contracts in payout period                 --             (33)             --
Contract terminations:
   Surrender benefits and contract charges                                   (86,463)       (606,091)       (247,327)
   Death benefits                                                            (11,205)        (26,257)        (39,109)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              (168,077)       (912,648)       (453,293)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            1,339,357       5,306,518       3,973,645
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $1,477,724      $5,857,914      $4,372,730
=====================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                                     1,408,848       4,079,325       4,079,873
Contract purchase payments                                                     2,941          15,474           8,733
Net transfers(1)                                                             (73,442)       (220,929)       (168,652)
Contract terminations:
   Surrender benefits and contract charges                                   (82,363)       (413,672)       (237,734)
   Death benefits                                                            (10,281)        (18,509)        (37,285)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           1,245,703       3,441,689       3,644,935
=====================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Indiana Department of Insurance.

The Account is used as a funding vehicle for AEL Personal Portfolio Plus(2), AEL Personal Portfolio Plus and AEL Personal Portfolio Variable Annuity contracts issued by American Enterprise Life.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

Subaccount                         Fund
--------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                  AXP(R) Variable Portfolio - Cash Management Fund
AXP VP Div Bond                   AXP(R) Variable Portfolio - Diversified Bond Fund
AXP VP Lg Cap Eq                  AXP(R) Variable Portfolio - Large Cap Equity Fund
                                     (previously AXP(R) Variable Portfolio - Capital Resource Fund)
AXP VP Managed                    AXP(R) Variable Portfolio - Managed Fund
AXP VP New Dim                    AXP(R) Variable Portfolio - New Dimensions Fund(R)
AXP VP Strategy Aggr              AXP(R) Variable Portfolio - Strategy Aggressive Fund
AXP VP THDL Intl                  AXP(R) Variable Portfolio - Threadneedle International Fund
                                     (previously AXP(R) Variable Portfolio - International Fund)
AIM VI Core Eq, Ser I             AIM V.I. Core Equity Fund, Series I Shares
AIM VI Intl Gro, Ser I            AIM V.I. International Growth Fund, Series I Shares
AIM VI Premier Eq, Ser I          AIM V.I. Premier Equity Fund, Series I Shares
AC VP Inc & Gro, Cl I             American Century(R) VP Income & Growth, Class I
AC VP Val, Cl I                   American Century(R) VP Value, Class I
Janus Aspen Bal, Inst             Janus Aspen Series Balanced Portfolio: Institutional Shares
Janus Aspen World Gro, Inst       Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares
OpCap Eq                          OpCap Equity Portfolio
OpCap Managed                     OpCap Managed Portfolio
OpCap Sm Cap                      OpCap Small Cap Portfolio
OpCap U.S. Govt Inc               OpCap U.S. Government Income Portfolio(1)
Oppen Cap Appr VA                 Oppenheimer Capital Appreciation Fund/VA
Oppen Hi Inc VA                   Oppenheimer High Income Fund/VA
Put VT Div Inc, Cl IA             Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB             Putnam VT Diversified Income Fund - Class IB Shares
Put VT Gro & Inc, Cl IA           Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB           Putnam VT Growth and Income Fund - Class IB Shares
Put VT Hi Yield, Cl IA            Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB            Putnam VT High Yield Fund - Class IB Shares
Put VT New Opp, Cl IA             Putnam VT New Opportunities Fund - Class IA Shares
Put VT Voyager, Cl IB             Putnam VT Voyager Fund - Class IB Shares
--------------------------------------------------------------------------------------------------------------
(1) OpCap U.S. Government Income Portfolio liquidated on April 29, 2005.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of AEFC. AEFC is the parent company of IDS Life. IDS Life is the parent company of American Enterprise Life.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of American Enterprise Life.

--------------------------------------------------------------------------------
19 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. American Enterprise Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Reclassifications

Certain items in the financial statements for the period ending Dec. 31, 2003 have been reclassified to conform to the 2004 presentation. Each subaccount of the Account may have multiple unit values to reflect the daily charge deducted for each combination of mortality and expense fee and optional riders selected. The change in the financial statement disclosure had no impact on the contract holders.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1.25% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

--------------------------------------------------------------------------------
20 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

5. WITHDRAWAL CHARGES

American Enterprise Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,906,038 in 2004 and $2,311,809 in 2003. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to AEFC, an affiliate of American Enterprise Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

Fund                                                                         Percentage range
----------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                             0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                            0.610% to 0.535%
AXP(R) Variable Portfolio - Large Cap Equity Fund                            0.630% to 0.570%
AXP(R) Variable Portfolio - Managed Fund                                     0.630% to 0.550%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                           0.630% to 0.570%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                         0.650% to 0.575%
AXP(R) Variable Portfolio - Threadneedle International Fund                  0.870% to 0.795%
----------------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Large Cap Equity Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - New Dimensions Fund(R)
AXP(R) Variable Portfolio - Strategy Aggressive Fund
AXP(R) Variable Portfolio - Threadneedle International Fund

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life, an affiliate of American Enterprise Life, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

Fund                                                                         Percentage range
----------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                             0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                            0.050% to 0.025%
AXP(R) Variable Portfolio - Large Cap Equity Fund                            0.050% to 0.030%
AXP(R) Variable Portfolio - Managed Fund                                     0.040% to 0.020%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                           0.050% to 0.030%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                         0.060% to 0.035%
AXP(R) Variable Portfolio - Threadneedle International Fund                  0.060% to 0.035%
----------------------------------------------------------------------------------------------------

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of American Enterprise Life.

--------------------------------------------------------------------------------
21 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2004 were as follows:

Subaccount                          Fund                                                                        Purchases
-------------------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                    AXP(R) Variable Portfolio - Cash Management Fund                          $38,158,653
AXP VP Div Bond                     AXP(R) Variable Portfolio - Diversified Bond Fund                          24,378,989
AXP VP Lg Cap Eq                    AXP(R) Variable Portfolio - Large Cap Equity Fund                          47,060,643
AXP VP Managed                      AXP(R) Variable Portfolio - Managed Fund                                    1,590,074
AXP VP New Dim                      AXP(R) Variable Portfolio - New Dimensions Fund(R)                          5,733,179
AXP VP Strategy Aggr                AXP(R) Variable Portfolio - Strategy Aggressive Fund                           69,205
AXP VP THDL Intl                    AXP(R) Variable Portfolio - Threadneedle International Fund                   326,445
AIM VI Core Eq, Ser I               AIM V.I. Core Equity Fund, Series I Shares                                     73,467
AIM VI Intl Gro, Ser I              AIM V.I. International Growth Fund, Series I Shares                            67,281
AIM VI Premier Eq, Ser I            AIM V.I. Premier Equity Fund, Series I Shares                               1,060,664
AC VP Inc & Gro, Cl I               American Century(R) VP Income & Growth, Class I                               114,674
AC VP Val, Cl I                     American Century(R) VP Value, Class I                                         171,114
Janus Aspen Bal, Inst               Janus Aspen Series Balanced Portfolio: Institutional Shares                   300,403
Janus Aspen World Gro, Inst         Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares            57,946
OpCap Eq                            OpCap Equity Portfolio                                                         31,954
OpCap Managed                       OpCap Managed Portfolio                                                       163,274
OpCap Sm Cap                        OpCap Small Cap Portfolio                                                      58,098
OpCap U.S. Govt Inc                 OpCap U.S. Government Income Portfolio                                        313,143
Oppen Cap Appr VA                   Oppenheimer Capital Appreciation Fund/VA                                      143,512
Oppen Hi Inc VA                     Oppenheimer High Income Fund/VA                                               290,322
Put VT Div Inc, Cl IA               Putnam VT Diversified Income Fund - Class IA Shares                           543,794
Put VT Div Inc, Cl IB               Putnam VT Diversified Income Fund - Class IB Shares                           443,779
Put VT Gro & Inc, Cl IA             Putnam VT Growth and Income Fund - Class IA Shares                            196,871
Put VT Gro & Inc, Cl IB             Putnam VT Growth and Income Fund - Class IB Shares                          1,214,285
Put VT Hi Yield, Cl IA              Putnam VT High Yield Fund - Class IA Shares                                   200,296
Put VT Hi Yield, Cl IB              Putnam VT High Yield Fund - Class IB Shares                                   188,122
Put VT New Opp, Cl IA               Putnam VT New Opportunities Fund - Class IA Shares                             12,922
Put VT Voyager, Cl IB               Putnam VT Voyager Fund - Class IB Shares                                      129,285
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
22 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2004:


                                                                   AXP VP       AXP VP       AXP VP       AXP VP       AXP VP
Price Level                                                       Cash Mgmt    Div Bond     Lg Cap Eq     Managed      New Dim
                                                                  ------------------------------------------------------------
1.00%                                                               $1.05        $1.11        $  --        $0.97        $0.74
1.10%                                                                1.00         1.11           --         0.96         0.74
1.15%                                                                1.07         1.24         1.06         1.02         0.83
1.20%                                                                0.99         1.05         0.69           --         0.69
1.25%                                                                1.06         1.24         0.69         1.01         0.82
1.30%                                                                0.99         1.06         1.06           --         1.29
1.35%                                                                1.03         1.10         1.05         0.95         0.73
1.40%                                                                1.24         1.62         1.56         1.93         1.22
1.45%                                                                0.99         1.04         0.68           --         0.68
1.50%                                                                1.03         1.21         0.68         0.91         0.68
1.55%                                                                0.98         1.06         1.05           --         1.28
1.60%                                                                1.02         1.20         0.69         0.94         0.71
1.65%                                                                0.98         1.05         0.68           --         0.67
1.70%                                                                0.96         1.07         0.67         1.05         0.67
1.75%                                                                0.99         1.04         1.05           --         1.05
1.80%                                                                0.96         1.04         1.36         1.03         0.98
1.85%                                                                0.98         1.05         1.05           --         1.27
1.90%                                                                0.99         1.03         1.05           --         1.03
1.95%                                                                0.99         1.03         1.05           --         1.03
2.00%                                                                0.99         1.03         1.05           --         1.03
2.05%                                                                0.99         1.03         1.05           --         1.03
2.10%                                                                0.99         1.03         1.05           --         1.03
2.15%                                                                0.99         1.03         1.05           --         1.03
2.20%                                                                0.99         1.03         1.05           --         1.03
------------------------------------------------------------------------------------------------------------------------------

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23 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

                                                                    AXP VP       AXP VP      AIM VI       AIM VI       AIM VI
                                                                   Strategy       THDL      Core Eq,     Intl Gro,  Premier Eq,
Price Level                                                          Aggr         Intl        Ser I        Ser I        Ser I
                                                                   ------------------------------------------------------------
1.00%                                                               $  --        $  --        $  --        $  --        $0.69
1.10%                                                                  --           --           --           --         0.69
1.15%                                                                  --         1.14           --           --         0.72
1.20%                                                                  --           --           --           --         0.62
1.25%                                                                  --           --           --           --         0.72
1.30%                                                                  --         1.14           --           --           --
1.35%                                                                  --         1.14           --           --         0.68
1.40%                                                                1.35         1.28         1.21         1.26         1.10
1.45%                                                                  --         1.14           --           --         0.62
1.50%                                                                  --         1.14           --           --         0.61
1.55%                                                                  --         1.14           --           --           --
1.60%                                                                  --           --           --           --         0.63
1.65%                                                                  --         1.14           --           --         0.61
1.70%                                                                  --         1.14           --           --         0.61
1.75%                                                                  --         1.14           --           --           --
1.80%                                                                  --         1.14           --           --         1.32
1.85%                                                                  --         1.14           --           --           --
1.90%                                                                  --         1.14           --           --           --
1.95%                                                                  --         1.14           --           --           --
2.00%                                                                  --         1.14           --           --           --
2.05%                                                                  --         1.14           --           --           --
2.10%                                                                  --         1.14           --           --           --
2.15%                                                                  --         1.14           --           --           --
2.20%                                                                  --         1.14           --           --           --
-------------------------------------------------------------------------------------------------------------------------------

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24 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

                                                                   AC VP                      Janus         Janus
                                                                Inc & Gro,      AC VP         Aspen      Aspen World
Price Level                                                        Cl I       Val, Cl I     Bal, Inst     Gro, Inst     OpCap Eq
                                                                ----------------------------------------------------------------
1.00%                                                             $  --         $  --         $  --         $  --         $  --
1.10%                                                                --            --            --            --            --
1.15%                                                                --            --            --            --            --
1.20%                                                                --            --            --            --            --
1.25%                                                                --            --            --            --            --
1.30%                                                                --            --            --            --            --
1.35%                                                                --            --            --            --            --
1.40%                                                              1.31          1.76          1.70          1.25          1.29
1.45%                                                                --            --            --            --            --
1.50%                                                                --            --            --            --            --
1.55%                                                                --            --            --            --            --
1.60%                                                                --            --            --            --            --
1.65%                                                                --            --            --            --            --
1.70%                                                                --            --            --            --            --
1.75%                                                                --            --            --            --            --
1.80%                                                                --            --            --            --            --
1.85%                                                                --            --            --            --            --
1.90%                                                                --            --            --            --            --
1.95%                                                                --            --            --            --            --
2.00%                                                                --            --            --            --            --
2.05%                                                                --            --            --            --            --
2.10%                                                                --            --            --            --            --
2.15%                                                                --            --            --            --            --
2.20%                                                                --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------

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25 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

                                                                  OpCap         OpCap      OpCap U.S.    Oppen Cap      Oppen Hi
Price Level                                                      Managed       Sm Cap       Govt Inc      Appr VA        Inc VA
                                                                 ---------------------------------------------------------------
1.00%                                                             $  --         $  --         $  --         $  --         $  --
1.10%                                                                --            --            --            --            --
1.15%                                                                --            --            --            --            --
1.20%                                                                --            --            --            --            --
1.25%                                                                --            --            --            --            --
1.30%                                                                --            --            --            --            --
1.35%                                                                --            --            --            --            --
1.40%                                                              2.28          1.68          1.49          1.44          1.24
1.45%                                                                --            --            --            --            --
1.50%                                                                --            --            --            --            --
1.55%                                                                --            --            --            --            --
1.60%                                                                --            --            --            --            --
1.65%                                                                --            --            --            --            --
1.70%                                                                --            --            --            --            --
1.75%                                                                --            --            --            --            --
1.80%                                                                --            --            --            --            --
1.85%                                                                --            --            --            --            --
1.90%                                                                --            --            --            --            --
1.95%                                                                --            --            --            --            --
2.00%                                                                --            --            --            --            --
2.05%                                                                --            --            --            --            --
2.10%                                                                --            --            --            --            --
2.15%                                                                --            --            --            --            --
2.20%                                                                --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
26 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

                                                                  Put VT        Put VT        Put VT        Put VT      Put VT
                                                                 Div Inc,      Div Inc,     Gro & Inc,    Gro & Inc,   Hi Yield,
Price Level                                                       Cl IA         Cl IB         Cl IA         Cl IB       Cl IA
                                                                 ---------------------------------------------------------------
1.00%                                                             $  --         $  --         $  --         $1.10       $  --
1.10%                                                                --            --            --          1.10          --
1.15%                                                                --            --            --          1.06          --
1.20%                                                                --            --            --          1.18          --
1.25%                                                                --            --            --          1.05          --
1.30%                                                                --            --            --          1.42          --
1.35%                                                                --            --            --          1.08          --
1.40%                                                              1.73          1.34          2.34          1.28        1.72
1.45%                                                                --            --            --          1.17          --
1.50%                                                                --            --            --          1.12          --
1.55%                                                                --            --            --          1.41          --
1.60%                                                                --            --            --          1.09          --
1.65%                                                                --            --            --          1.41          --
1.70%                                                                --            --            --          1.11          --
1.75%                                                                --            --            --          1.17          --
1.80%                                                                --            --            --          1.09          --
1.85%                                                                --            --            --          1.40          --
1.90%                                                                --            --            --            --          --
1.95%                                                                --            --            --            --          --
2.00%                                                                --            --            --            --          --
2.05%                                                                --            --            --            --          --
2.10%                                                                --            --            --            --          --
2.15%                                                                --            --            --            --          --
2.20%                                                                --            --            --            --          --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
27 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

                                                                                            Put VT        Put VT        Put VT
                                                                                           Hi Yield,     New Opp,      Voyager,
Price Level                                                                                 Cl IB         Cl IA         Cl IB
                                                                                           ------------------------------------
1.00%                                                                                       $  --         $  --         $  --
1.10%                                                                                          --            --            --
1.15%                                                                                          --            --            --
1.20%                                                                                          --            --            --
1.25%                                                                                          --            --            --
1.30%                                                                                          --            --            --
1.35%                                                                                          --            --            --
1.40%                                                                                        1.29          1.86          1.24
1.45%                                                                                          --            --            --
1.50%                                                                                          --            --            --
1.55%                                                                                          --            --            --
1.60%                                                                                          --            --            --
1.65%                                                                                          --            --            --
1.70%                                                                                          --            --            --
1.75%                                                                                          --            --            --
1.80%                                                                                          --            --            --
1.85%                                                                                          --            --            --
1.90%                                                                                          --            --            --
1.95%                                                                                          --            --            --
2.00%                                                                                          --            --            --
2.05%                                                                                          --            --            --
2.10%                                                                                          --            --            --
2.15%                                                                                          --            --            --
2.20%                                                                                          --            --            --
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
28 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

The following is a summary of units outstanding at Dec. 31, 2004:

                                                                AXP VP        AXP VP        AXP VP        AXP VP        AXP VP
Price Level                                                    Cash Mgmt     Div Bond      Lg Cap Eq      Managed       New Dim
                                                              ------------------------------------------------------------------
1.00%                                                            691,162     1,115,144            --        47,879       481,806
1.10%                                                          2,964,019     3,256,066            --       710,451     3,126,414
1.15%                                                             63,523       127,100     1,826,882       121,533       268,298
1.20%                                                             72,902     1,116,700       804,350            --     2,443,241
1.25%                                                          1,453,951       999,012     1,249,799       175,527     3,595,983
1.30%                                                            588,730     1,009,741     1,481,241            --       472,783
1.35%                                                          2,285,018     3,019,867     4,432,495       418,381     2,974,346
1.40%                                                          7,059,275     9,515,182     4,707,757     4,135,586     4,250,020
1.45%                                                             17,659     1,598,269     2,409,991            --     2,774,107
1.50%                                                          1,883,576     4,594,059     7,430,843     1,151,346     2,369,770
1.55%                                                            568,196     1,079,855     1,546,983            --       459,147
1.60%                                                          5,812,820     1,266,843     3,212,752     1,423,666     1,568,073
1.65%                                                            287,111     1,443,789     2,949,301            --       674,601
1.70%                                                            399,048       842,370     7,615,722        59,502       966,623
1.75%                                                          2,484,981       265,265     2,113,612            --       114,094
1.80%                                                             23,677            --       501,863            --            --
1.85%                                                            178,586       169,380       817,550            --        65,688
1.90%                                                            136,175       220,479     9,019,408            --            --
1.95%                                                            695,511        72,509     2,547,452            --            --
2.00%                                                              2,648            --       257,852            --            --
2.05%                                                                 --         5,380       593,623            --            --
2.10%                                                              4,232        20,228     1,042,498            --            --
2.15%                                                                 --            --       488,522            --            --
2.20%                                                                 --            --        19,062            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total                                                         27,672,800    31,737,238    57,069,558     8,243,871    26,604,994
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
29 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

                                                                 AXP VP        AXP VP        AIM VI       AIM VI       AIM VI
                                                                Strategy        THDL        Core Eq,     Intl Gro,   Premier Eq,
Price Level                                                       Aggr          Intl         Ser I         Ser I        Ser I
                                                               -----------------------------------------------------------------
1.00%                                                                 --            --            --            --       464,782
1.10%                                                                 --            --            --            --     3,275,881
1.15%                                                                 --            --            --            --       407,957
1.20%                                                                 --            --            --            --     5,719,462
1.25%                                                                 --            --            --            --     8,268,956
1.30%                                                                 --            --            --            --            --
1.35%                                                                 --            --            --            --     5,047,612
1.40%                                                          3,193,515     1,736,141     4,187,731     2,222,895     7,984,982
1.45%                                                                 --            --            --            --     7,271,769
1.50%                                                                 --       246,409            --            --     6,212,614
1.55%                                                                 --            --            --            --            --
1.60%                                                                 --            --            --            --     4,849,822
1.65%                                                                 --            --            --            --       881,001
1.70%                                                                 --           925            --            --     1,307,329
1.75%                                                                 --            --            --            --            --
1.80%                                                                 --            --            --            --        15,981
1.85%                                                                 --            --            --            --            --
1.90%                                                                 --            --            --            --            --
1.95%                                                                 --            --            --            --            --
2.00%                                                                 --            --            --            --            --
2.05%                                                                 --            --            --            --            --
2.10%                                                                 --            --            --            --            --
2.15%                                                                 --            --            --            --            --
2.20%                                                                 --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total                                                          3,193,515     1,983,475     4,187,731     2,222,895    51,708,148
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
30 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

                                                                  AC VP                       Janus         Janus
                                                               Inc & Gro,     AC VP           Aspen      Aspen World
Price Level                                                       Cl I       Val, Cl I      Bal, Inst     Gro, Inst     OpCap Eq
                                                               ------------------------------------------------------------------
1.00%                                                                 --            --             --            --            --
1.10%                                                                 --            --             --            --            --
1.15%                                                                 --            --             --            --            --
1.20%                                                                 --            --             --            --            --
1.25%                                                                 --            --             --            --            --
1.30%                                                                 --            --             --            --            --
1.35%                                                                 --            --             --            --            --
1.40%                                                          1,530,301     1,162,630      6,201,942     3,304,251     1,138,804
1.45%                                                                 --            --             --            --            --
1.50%                                                                 --            --             --            --            --
1.55%                                                                 --            --             --            --            --
1.60%                                                                 --            --             --            --            --
1.65%                                                                 --            --             --            --            --
1.70%                                                                 --            --             --            --            --
1.75%                                                                 --            --             --            --            --
1.80%                                                                 --            --             --            --            --
1.85%                                                                 --            --             --            --            --
1.90%                                                                 --            --             --            --            --
1.95%                                                                 --            --             --            --            --
2.00%                                                                 --            --             --            --            --
2.05%                                                                 --            --             --            --            --
2.10%                                                                 --            --             --            --            --
2.15%                                                                 --            --             --            --            --
2.20%                                                                 --            --             --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total                                                          1,530,301     1,162,630      6,201,942     3,304,251     1,138,804
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
31 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

                                                                 OpCap          OpCap       OpCap U.S.    Oppen Cap      Oppen Hi
Price Level                                                     Managed        Sm Cap        Govt Inc      Appr VA        Inc VA
                                                               ------------------------------------------------------------------
1.00%                                                                 --            --             --            --            --
1.10%                                                                 --            --             --            --            --
1.15%                                                                 --            --             --            --            --
1.20%                                                                 --            --             --            --            --
1.25%                                                                 --            --             --            --            --
1.30%                                                                 --            --             --            --            --
1.35%                                                                 --            --             --            --            --
1.40%                                                          2,612,847     1,780,842      2,970,162     3,602,269     2,446,721
1.45%                                                                 --            --             --            --            --
1.50%                                                                 --            --             --            --            --
1.55%                                                                 --            --             --            --            --
1.60%                                                                 --            --             --            --            --
1.65%                                                                 --            --             --            --            --
1.70%                                                                 --            --             --            --            --
1.75%                                                                 --            --             --            --            --
1.80%                                                                 --            --             --            --            --
1.85%                                                                 --            --             --            --            --
1.90%                                                                 --            --             --            --            --
1.95%                                                                 --            --             --            --            --
2.00%                                                                 --            --             --            --            --
2.05%                                                                 --            --             --            --            --
2.10%                                                                 --            --             --            --            --
2.15%                                                                 --            --             --            --            --
2.20%                                                                 --            --             --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total                                                          2,612,847     1,780,842      2,970,162     3,602,269     2,446,721
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
32 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

                                                                 Put VT        Put VT        Put VT       Put VT        Put VT
                                                                Div Inc,      Div Inc,     Gro & Inc,   Gro & Inc,     Hi Yield,
Price Level                                                       Cl IA         Cl IB         Cl IA        Cl IB         Cl IA
                                                               -----------------------------------------------------------------
1.00%                                                                 --            --            --       454,915            --
1.10%                                                                 --            --            --     2,607,952            --
1.15%                                                                 --            --            --       323,262            --
1.20%                                                                 --            --            --        39,030            --
1.25%                                                                 --            --            --     1,595,643            --
1.30%                                                                 --            --            --        46,810            --
1.35%                                                                 --            --            --     1,729,305            --
1.40%                                                          2,899,120     2,282,623     4,457,301     4,644,677     1,299,578
1.45%                                                                 --            --            --        34,941            --
1.50%                                                                 --            --            --        75,573            --
1.55%                                                                 --            --            --       102,011            --
1.60%                                                                 --            --            --        36,982            --
1.65%                                                                 --            --            --        44,999            --
1.70%                                                                 --            --            --        66,075            --
1.75%                                                                 --            --            --        16,850            --
1.80%                                                                 --            --            --            --            --
1.85%                                                                 --            --            --         1,645            --
1.90%                                                                 --            --            --            --            --
1.95%                                                                 --            --            --            --            --
2.00%                                                                 --            --            --            --            --
2.05%                                                                 --            --            --            --            --
2.10%                                                                 --            --            --            --            --
2.15%                                                                 --            --            --            --            --
2.20%                                                                 --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total                                                          2,899,120     2,282,623     4,457,301    11,820,670     1,299,578
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
33 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

                                                                                           Put VT         Put VT        Put VT
                                                                                          Hi Yield,      New Opp,      Voyager,
Price Level                                                                                 Cl IB         Cl IA         Cl IB
                                                                                          -------------------------------------
1.00%                                                                                            --            --            --
1.10%                                                                                            --            --            --
1.15%                                                                                            --            --            --
1.20%                                                                                            --            --            --
1.25%                                                                                            --            --            --
1.30%                                                                                            --            --            --
1.35%                                                                                            --            --            --
1.40%                                                                                     1,138,767     2,927,630     3,108,016
1.45%                                                                                            --            --            --
1.50%                                                                                            --            --            --
1.55%                                                                                            --            --            --
1.60%                                                                                            --            --            --
1.65%                                                                                            --            --            --
1.70%                                                                                            --            --            --
1.75%                                                                                            --            --            --
1.80%                                                                                            --            --            --
1.85%                                                                                            --            --            --
1.90%                                                                                            --            --            --
1.95%                                                                                            --            --            --
2.00%                                                                                            --            --            --
2.05%                                                                                            --            --            --
2.10%                                                                                            --            --            --
2.15%                                                                                            --            --            --
2.20%                                                                                            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                                     1,138,767     2,927,630     3,108,016
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
34 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

The following is a summary of net assets at Dec. 31, 2004:

                                                               AXP VP         AXP VP       AXP VP        AXP VP         AXP VP
Price Level                                                   Cash Mgmt      Div Bond     Lg Cap Eq      Managed        New Dim
                                                             ------------------------------------------------------------------
1.00%                                                        $   726,025   $ 1,242,129   $        --   $    46,293   $   355,649
1.10%                                                          2,967,983     3,618,280            --       684,889     2,301,786
1.15%                                                             67,698       158,088     1,928,878       123,775       221,792
1.20%                                                             73,482     1,168,313       556,105            --     1,681,922
1.25%                                                          1,544,797     1,236,073       862,109       177,810     2,983,767
1.30%                                                            580,455     1,072,092     1,562,749            --       607,923
1.35%                                                          2,362,464     3,334,437     4,674,293       397,899     2,160,043
1.40%                                                          8,761,805    15,455,188     7,364,344     8,008,876     5,187,759
1.45%                                                             18,504     1,666,715     1,646,222            --     1,886,510
1.50%                                                          1,988,252     5,538,116     5,063,806     1,044,142     1,607,867
1.55%                                                            557,817     1,140,938     1,629,359            --       587,388
1.60%                                                          5,955,196     1,521,471     2,231,347     1,344,190     1,108,738
1.65%                                                            281,283     1,522,668     1,995,407            --       454,452
1.70%                                                            383,873       899,804     5,121,957        62,276       649,544
1.75%                                                          2,456,095       276,620     2,223,246            --       120,150
1.80%                                                             23,779         1,040       681,736            67            65
1.85%                                                            175,215       177,143       859,414            --        83,410
1.90%                                                            136,226       228,430     9,477,256            --           105
1.95%                                                            691,421        76,298     2,675,957            --           104
2.00%                                                              3,621         1,543       270,858            --           104
2.05%                                                                992         6,573       623,219            --           104
2.10%                                                              5,189        21,863     1,093,889            --           104
2.15%                                                                991         1,543       512,363            --           104
2.20%                                                                991         1,541        20,068            --           104
--------------------------------------------------------------------------------------------------------------------------------
Total                                                        $29,764,154   $40,366,906   $53,074,582   $11,890,217   $21,999,494
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
35 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

                                                                AXP VP        AXP VP        AIM VI        AIM VI       AIM VI
                                                               Strategy        THDL        Core Eq,      Intl Gro,   Premier Eq,
Price Level                                                      Aggr          Intl          Ser I         Ser I        Ser I
                                                              ------------------------------------------------------------------
1.00%                                                         $       --    $       --    $       --    $       --   $   320,322
1.10%                                                                 --            --            --            --     2,247,472
1.15%                                                                 --            58            --            --       294,362
1.20%                                                                 --            --            --            --     3,561,901
1.25%                                                                 --            --            --            --     5,966,101
1.30%                                                                 --            58            --            --            --
1.35%                                                                 --            58            --            --     3,423,021
1.40%                                                          4,314,816     2,231,537     5,069,869     2,791,155     8,814,064
1.45%                                                                 --            58            --            --     4,474,529
1.50%                                                                 --       281,500            --            --     3,813,363
1.55%                                                                 --            58            --            --            --
1.60%                                                                 --            --            --            --     3,034,463
1.65%                                                                 --            58            --            --       536,864
1.70%                                                                 --         1,114            --            --       794,714
1.75%                                                                 --            58            --            --            --
1.80%                                                                 --            58            --            --        21,176
1.85%                                                                 --            58            --            --            --
1.90%                                                                 --            58            --            --            --
1.95%                                                                 --            58            --            --            --
2.00%                                                                 --            58            --            --            --
2.05%                                                                 --            58            --            --            --
2.10%                                                                 --            58            --            --            --
2.15%                                                                 --            58            --            --            --
2.20%                                                                 --            58            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total                                                         $4,314,816    $2,515,079    $5,069,869    $2,791,155   $37,302,352
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
36 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

                                                                  AC VP                     Janus           Janus
                                                               Inc & Gro,     AC VP         Aspen        Aspen World
Price Level                                                       Cl I       Val, Cl I    Bal, Inst       Gro, Inst    OpCap Eq
                                                              -------------------------------------------------------------------
1.00%                                                         $       --    $       --    $        --    $       --    $       --
1.10%                                                                 --            --             --            --            --
1.15%                                                                 --            --             --            --            --
1.20%                                                                 --            --             --            --            --
1.25%                                                                 --            --             --            --            --
1.30%                                                                 --            --             --            --            --
1.35%                                                                 --            --             --            --            --
1.40%                                                          2,003,510     2,044,305     10,540,042     4,128,191     1,470,745
1.45%                                                                 --            --             --            --            --
1.50%                                                                 --            --             --            --            --
1.55%                                                                 --            --             --            --            --
1.60%                                                                 --            --             --            --            --
1.65%                                                                 --            --             --            --            --
1.70%                                                                 --            --             --            --            --
1.75%                                                                 --            --             --            --            --
1.80%                                                                 --            --             --            --            --
1.85%                                                                 --            --             --            --            --
1.90%                                                                 --            --             --            --            --
1.95%                                                                 --            --             --            --            --
2.00%                                                                 --            --             --            --            --
2.05%                                                                 --            --             --            --            --
2.10%                                                                 --            --             --            --            --
2.15%                                                                 --            --             --            --            --
2.20%                                                                 --            --             --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total                                                         $2,003,510    $2,044,305    $10,540,042    $4,128,191    $1,470,745
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
37 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

                                                                 OpCap         OpCap       OpCap U.S.     Oppen Cap     Oppen Hi
Price Level                                                     Managed       Sm Cap        Govt Inc       Appr VA       Inc VA
                                                              -------------------------------------------------------------------
1.00%                                                         $       --    $       --     $       --    $       --    $       --
1.10%                                                                 --            --             --            --            --
1.15%                                                                 --            --             --            --            --
1.20%                                                                 --            --             --            --            --
1.25%                                                                 --            --             --            --            --
1.30%                                                                 --            --             --            --            --
1.35%                                                                 --            --             --            --            --
1.40%                                                          5,949,125     2,997,119      4,429,395     5,203,792     3,044,558
1.45%                                                                 --            --             --            --            --
1.50%                                                                 --            --             --            --            --
1.55%                                                                 --            --             --            --            --
1.60%                                                                 --            --             --            --            --
1.65%                                                                 --            --             --            --            --
1.70%                                                                 --            --             --            --            --
1.75%                                                                 --            --             --            --            --
1.80%                                                                 --            --             --            --            --
1.85%                                                                 --            --             --            --            --
1.90%                                                                 --            --             --            --            --
1.95%                                                                 --            --             --            --            --
2.00%                                                                 --            --             --            --            --
2.05%                                                                 --            --             --            --            --
2.10%                                                                 --            --             --            --            --
2.15%                                                                 --            --             --            --            --
2.20%                                                                 --            --             --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total                                                         $5,949,125    $2,997,119     $4,429,395    $5,203,792    $3,044,558
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
38 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

                                                                Put VT        Put VT        Put VT        Put VT        Put VT
                                                               Div Inc,      Div Inc,     Gro & Inc,    Gro & Inc,     Hi Yield,
Price Level                                                     Cl IA         Cl IB         Cl IA         Cl IB          Cl IA
                                                              ------------------------------------------------------------------
1.00%                                                         $       --    $       --   $        --   $   501,047    $       --
1.10%                                                                 --            --            --     2,858,528            --
1.15%                                                                 --            --            --       342,168            --
1.20%                                                                 --            --            --        45,887            --
1.25%                                                                 --            --            --     1,680,230            --
1.30%                                                                 --            --            --        66,357            --
1.35%                                                                 --            --            --     1,873,844            --
1.40%                                                          5,013,746     3,069,986    10,424,697     5,926,454     2,236,617
1.45%                                                                 --            --            --        40,973            --
1.50%                                                                 --            --            --        84,578            --
1.55%                                                                 --            --            --       143,915            --
1.60%                                                                 --            --            --        40,423            --
1.65%                                                                 --            --            --        63,362            --
1.70%                                                                 --            --            --        73,518            --
1.75%                                                                 --            --            --        19,684            --
1.80%                                                                 --            --            --           103            --
1.85%                                                                 --            --            --         2,409            --
1.90%                                                                 --            --            --            --            --
1.95%                                                                 --            --            --            --            --
2.00%                                                                 --            --            --            --            --
2.05%                                                                 --            --            --            --            --
2.10%                                                                 --            --            --            --            --
2.15%                                                                 --            --            --            --            --
2.20%                                                                 --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total                                                         $5,013,746    $3,069,986   $10,424,697   $13,763,480   $2,236,617
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
39 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

                                                                                           Put VT        Put VT        Put VT
                                                                                          Hi Yield,      New Opp,     Voyager,
Price Level                                                                                 Cl IB         Cl IA         Cl IB
                                                                                         --------------------------------------
1.00%                                                                                    $       --    $       --    $       --
1.10%                                                                                            --            --            --
1.15%                                                                                            --            --            --
1.20%                                                                                            --            --            --
1.25%                                                                                            --            --            --
1.30%                                                                                            --            --            --
1.35%                                                                                            --            --            --
1.40%                                                                                     1,472,519     5,431,988     3,861,544
1.45%                                                                                            --            --            --
1.50%                                                                                            --            --            --
1.55%                                                                                            --            --            --
1.60%                                                                                            --            --            --
1.65%                                                                                            --            --            --
1.70%                                                                                            --            --            --
1.75%                                                                                            --            --            --
1.80%                                                                                            --            --            --
1.85%                                                                                            --            --            --
1.90%                                                                                            --            --            --
1.95%                                                                                            --            --            --
2.00%                                                                                            --            --            --
2.05%                                                                                            --            --            --
2.10%                                                                                            --            --            --
2.15%                                                                                            --            --            --
2.20%                                                                                            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                                    $1,472,519    $5,431,988    $3,861,544
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
40 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the four year period ended Dec. 31, 2004 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.

                                          At Dec. 31                                    For the year ended Dec. 31
                           ---------------------------------------   ---------------------------------------------------------------
                                       Accumulation
                             Units      unit value      Net assets      Investment       Expense ratio           Total return
                            (000s)   lowest to highest    (000s)     income ratio(1)  lowest to highest(2)   lowest to highest(3)
                           ---------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt
2004                        27,673    $1.05 to $0.99     $29,764          0.73%          1.00% to 2.20%     (0.27%)   to  (0.90%)(8)
2003                        27,953    $1.05 to $0.99     $29,988          0.51%          1.00% to 1.85%     (0.94%)   to  (1.00%)(6)
2002                        35,240    $1.06 to $0.99     $38,732          1.16%          1.00% to 1.80%      0.00%    to  (1.00%)(4)
2001                        33,561    $1.06 to $1.05     $37,056          3.41%          1.00% to 1.60%      2.91%    to   1.94%
------------------------------------------------------------------------------------------------------------------------------------
AXP VP Div Bond
2004                        31,737    $1.11 to $1.03     $40,367          3.85%          1.00% to 2.20%      3.45%    to   2.86%(8)
2003                        15,697    $1.08 to $1.02     $20,544          3.56%          1.00% to 1.85%      3.85%    to   2.00%(6)
2002                         9,269    $1.04 to $1.01     $13,344          5.06%          1.00% to 1.70%      4.00%(5) to   1.00%(4)
2001                        10,726    $1.12 to $1.09     $15,098          6.46%          1.15% to 1.60%      6.67%    to   5.83%
------------------------------------------------------------------------------------------------------------------------------------
AXP VP Lg Cap Eq
2004                        57,070    $1.06 to $1.05     $53,075          1.11%          1.15% to 2.20%      5.87%(8) to   5.14%(8)
2003                         6,065    $0.66 to $1.31      $7,907          0.62%          1.20% to 1.80%     26.92%    to  31.00%(7)
2002                         5,886    $0.52 to $0.51      $6,413          0.53%          1.20% to 1.65%    (22.39%)   to (23.88%)
2001                         7,991    $0.67 to $0.67     $10,534          0.30%          1.20% to 1.70%    (19.28%)   to (19.28%)
------------------------------------------------------------------------------------------------------------------------------------
AXP VP Managed
2004                         8,244    $0.97 to $1.03     $11,890          2.27%          1.00% to 1.80%      8.50%    to   7.65%
2003                         8,383    $0.89 to $0.96     $11,978          2.26%          1.00% to 1.80%     18.67%    to  (4.00%)
2002                         8,237    $0.75 to $0.74     $10,219          2.58%          1.00% to 1.80%    (13.79%)   to (13.95%)(4)
2001                         8,755    $0.87 to $0.86     $13,311          2.51%          1.00% to 1.60%    (11.22%)   to (12.24%)
------------------------------------------------------------------------------------------------------------------------------------
AXP VP New Dim
2004                        26,605    $0.74 to $1.03     $21,999          1.04%          1.00% to 2.20%      2.25%    to   3.34%(8)
2003                        23,456    $0.72 to $1.25     $19,304          0.68%          1.00% to 1.85%     22.03%    to  25.00%(6)
2002                        19,141    $0.59 to $0.54     $12,751          0.50%          1.00% to 1.70%    (22.37%)   to (22.86%)
2001                        18,441    $0.76 to $0.70     $16,072          0.23%          1.00% to 1.70%    (17.39%)   to (18.60%)
------------------------------------------------------------------------------------------------------------------------------------
AXP VP Strategy Aggr
2004                         3,194    $1.35 to $1.35      $4,315            --           1.40% to 1.40%      7.88%    to   7.88%
2003                         3,701    $1.25 to $1.25      $4,635            --           1.40% to 1.40%     26.26%    to  26.26%
2002                         4,011    $0.99 to $0.99      $3,955            --           1.40% to 1.40%    (32.65%)   to (32.65%)
2001                         4,343    $1.47 to $1.47      $6,383          0.21%          1.40% to 1.40%    (33.78%)   to (33.78%)
------------------------------------------------------------------------------------------------------------------------------------
AXP VP THDL Intl
2004                         1,983    $1.14 to $1.14      $2,515          1.10%          1.15% to 2.20%     15.82%(8) to  15.01%(8)
2003                         2,080    $1.11 to $1.11      $2,309          0.92%          1.40% to 1.40%     26.14%    to  26.14%
2002                         2,254    $0.88 to $0.88      $1,981          0.99%          1.40% to 1.40%    (19.27%)   to (19.27%)
2001                         2,733    $1.09 to $1.09      $2,978          1.22%          1.40% to 1.40%    (29.68%)   to (29.68%)
------------------------------------------------------------------------------------------------------------------------------------
AIM VI Core Eq, Ser I
2004                         4,188    $1.21 to $1.21      $5,070          0.93%          1.40% to 1.40%      7.45%    to   7.45%
2003                         4,903    $1.13 to $1.13      $5,524          1.00%          1.40% to 1.40%     22.83%    to  22.83%
2002                         5,619    $0.92 to $0.92      $5,160          0.30%          1.40% to 1.40%    (16.36%)   to (16.36%)
2001                         6,927    $1.10 to $1.10      $7,642          0.04%          1.40% to 1.40%    (24.14%)   to (24.14%)
------------------------------------------------------------------------------------------------------------------------------------
AIM VI Intl Gro, Ser I
2004                         2,223    $1.26 to $1.26      $2,791          0.61%          1.40% to 1.40%     22.28%    to  22.28%
2003                         2,748    $1.03 to $1.03      $2,823          0.56%          1.40% to 1.40%     27.16%    to  27.16%
2002                         2,968    $0.81 to $0.81      $2,395          0.52%          1.40% to 1.40%    (16.49%)   to (16.49%)
2001                         3,616    $0.97 to $0.97      $3,510          0.30%          1.40% to 1.40%    (24.81%)   to (24.81%)
------------------------------------------------------------------------------------------------------------------------------------
AIM VI Premier Eq, Ser I
2004                        51,708    $0.69 to $1.32     $37,302          0.45%          1.00% to 1.80%      4.72%    to   3.89%
2003                        58,295    $0.66 to $1.27     $40,402          0.30%          1.00% to 1.80%     24.53%    to  27.00%(7)
2002                        63,343    $0.53 to $0.48     $35,671          0.31%          1.00% to 1.70%    (31.17%)   to (30.43%)
2001                        71,489    $0.77 to $0.69     $58,313          0.15%          1.00% to 1.70%    (13.48%)   to (14.81%)
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------
41  AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
    PORTFOLIO - 2004 ANNUAL REPORT

                                          At Dec. 31                                    For the year ended Dec. 31
                           ---------------------------------------   ---------------------------------------------------------------
                                       Accumulation
                             Units      unit value      Net assets      Investment       Expense ratio           Total return
                            (000s)   lowest to highest    (000s)     income ratio(1)  lowest to highest(2)   lowest to highest(3)
                           ---------------------------------------------------------------------------------------------------------
AC VP Inc & Gro, Cl I
2004                         1,530    $1.31 to $1.31      $2,004          1.46%          1.40% to 1.40%     11.42%    to  11.42%
2003                         1,720    $1.18 to $1.18      $2,021          1.34%          1.40% to 1.40%     28.26%    to  28.26%
2002                         1,915    $0.92 to $0.92      $1,766          1.10%          1.40% to 1.40%    (20.69%)   to (20.69%)
2001                         2,134    $1.16 to $1.16      $2,475          0.92%          1.40% to 1.40%     (9.38%)   to  (9.38%)
------------------------------------------------------------------------------------------------------------------------------------
AC VP Val, Cl I
2004                         1,163    $1.76 to $1.76      $2,044          1.03%          1.40% to 1.40%     12.74%    to  12.74%
2003                         1,280    $1.56 to $1.56      $1,997          1.13%          1.40% to 1.40%     26.83%    to  26.83%
2002                         1,440    $1.23 to $1.23      $1,768          0.93%          1.40% to 1.40%    (13.38%)   to (13.38%)
2001                         1,719    $1.42 to $1.42      $2,449          1.18%          1.40% to 1.40%     10.94%    to  10.94%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Bal, Inst
2004                         6,202    $1.70 to $1.70     $10,540          2.18%          1.40% to 1.40%      7.02%    to   7.02%
2003                         7,217    $1.59 to $1.59     $11,462          2.19%          1.40% to 1.40%     12.77%    to  12.77%
2002                         8,096    $1.41 to $1.41     $11,433          2.33%          1.40% to 1.40%     (7.84%)   to  (7.84%)
2001                         9,901    $1.53 to $1.53     $15,155          2.54%          1.40% to 1.40%     (6.13%)   to  (6.13%)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen World Gro, Inst
2004                         3,304    $1.25 to $1.25      $4,128          0.98%          1.40% to 1.40%      3.32%    to   3.32%
2003                         3,909    $1.21 to $1.21      $4,726          1.11%          1.40% to 1.40%     22.22%    to  22.22%
2002                         4,305    $0.99 to $0.99      $4,257          0.86%          1.40% to 1.40%    (26.12%)   to (26.12%)
2001                         5,322    $1.34 to $1.34      $7,161          0.47%          1.40% to 1.40%    (23.86%)   to (23.86%)
------------------------------------------------------------------------------------------------------------------------------------
OpCap Eq
2004                         1,139    $1.29 to $1.29      $1,471          0.99%          1.40% to 1.40%     10.37%    to  10.37%
2003                         1,313    $1.17 to $1.17      $1,536          1.38%          1.40% to 1.40%     27.17%    to  27.17%
2002                         1,473    $0.92 to $0.92      $1,359          0.91%          1.40% to 1.40%    (22.69%)   to (22.69%)
2001                         1,734    $1.19 to $1.19      $2,065          0.73%          1.40% to 1.40%     (8.46%)   to  (8.46%)
------------------------------------------------------------------------------------------------------------------------------------
OpCap Managed
2004                         2,613    $2.28 to $2.28      $5,949          1.55%          1.40% to 1.40%      9.23%    to   9.23%
2003                         3,074    $2.08 to $2.08      $6,408          1.88%          1.40% to 1.40%     20.23%    to  20.23%
2002                         3,505    $1.73 to $1.73      $6,085          2.07%          1.40% to 1.40%    (18.40%)   to (18.40%)
2001                         4,419    $2.12 to $2.12      $9,359          2.46%          1.40% to 1.40%     (6.19%)   to  (6.19%)
------------------------------------------------------------------------------------------------------------------------------------
OpCap Sm Cap
2004                         1,781    $1.68 to $1.68      $2,997          0.05%          1.40% to 1.40%     16.24%    to  16.24%
2003                         2,149    $1.45 to $1.45      $3,112          0.05%          1.40% to 1.40%     40.78%    to  40.78%
2002                         2,331    $1.03 to $1.03      $2,400          0.08%          1.40% to 1.40%    (22.56%)   to (22.56%)
2001                         2,776    $1.33 to $1.33      $3,698          0.84%          1.40% to 1.40%      6.40%    to   6.40%
------------------------------------------------------------------------------------------------------------------------------------
OpCap U.S. Govt Inc
2004                         2,970    $1.49 to $1.49      $4,429          3.00%          1.40% to 1.40%     (0.07%)   to  (0.07%)
2003                         3,606    $1.49 to $1.49      $5,392          2.92%          1.40% to 1.40%      0.00%    to   0.00%
2002                         3,728    $1.49 to $1.49      $5,567          4.66%          1.40% to 1.40%      7.97%    to   7.97%
2001                         4,284    $1.38 to $1.38      $5,916          4.36%          1.40% to 1.40%      5.34%    to   5.34%
------------------------------------------------------------------------------------------------------------------------------------
Oppen Cap Appr VA
2004                         3,602    $1.44 to $1.44      $5,204          0.33%          1.40% to 1.40%      5.45%    to   5.45%
2003                         4,247    $1.37 to $1.37      $5,819          0.39%          1.40% to 1.40%     29.25%    to  29.25%
2002                         4,574    $1.06 to $1.06      $4,854          0.63%          1.40% to 1.40%    (27.89%)   to (27.89%)
2001                         5,441    $1.47 to $1.47      $8,006          0.66%          1.40% to 1.40%    (14.04%)   to (14.04%)
------------------------------------------------------------------------------------------------------------------------------------
Oppen Hi Inc VA
2004                         2,447    $1.24 to $1.24      $3,045          6.35%          1.40% to 1.40%      7.45%    to   7.45%
2003                         2,742    $1.16 to $1.16      $3,176          7.21%          1.40% to 1.40%     22.11%    to  22.11%
2002                         3,065    $0.95 to $0.95      $2,904         11.13%          1.40% to 1.40%     (3.06%)   to  (3.06%)
2001                         3,906    $0.98 to $0.98      $3,845         10.45%          1.40% to 1.40%      0.00%    to   0.00%
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------
42  AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
    PORTFOLIO - 2004 ANNUAL REPORT

                                          At Dec. 31                                    For the year ended Dec. 31
                           ---------------------------------------   ---------------------------------------------------------------
                                       Accumulation
                             Units      unit value      Net assets      Investment       Expense ratio           Total return
                            (000s)   lowest to highest    (000s)     income ratio(1)  lowest to highest(2)   lowest to highest(3)
                           ---------------------------------------------------------------------------------------------------------
Put VT Div Inc, Cl IA
2004                         2,899    $1.73 to $1.73      $5,014          9.61%          1.40% to 1.40%      8.06%    to   8.06%
2003                         3,536    $1.60 to $1.60      $5,658          9.28%          1.40% to 1.40%     18.52%    to  18.52%
2002                         4,181    $1.35 to $1.35      $5,640          9.30%          1.40% to 1.40%      4.65%    to   4.65%
2001                         5,433    $1.29 to $1.29      $6,995          7.63%          1.40% to 1.40%      2.38%    to   2.38%
------------------------------------------------------------------------------------------------------------------------------------
Put VT Div Inc, Cl IB
2004                         2,283    $1.34 to $1.34      $3,070          9.44%          1.40% to 1.40%      7.69%    to   7.69%
2003                         2,512    $1.25 to $1.25      $3,138          9.01%          1.40% to 1.40%     17.92%    to  17.92%
2002                         2,872    $1.06 to $1.06      $3,030          8.99%          1.40% to 1.40%      4.95%    to   4.95%
2001                         3,528    $1.01 to $1.01      $3,564          7.52%          1.40% to 1.40%      2.02%    to   2.02%
------------------------------------------------------------------------------------------------------------------------------------
Put VT Gro & Inc, Cl IA
2004                         4,457    $2.34 to $2.34     $10,425          1.84%          1.40% to 1.40%      9.82%    to   9.82%
2003                         5,362    $2.13 to $2.13     $11,421          2.12%          1.40% to 1.40%     26.04%    to  26.04%
2002                         6,087    $1.69 to $1.69     $10,296          1.83%          1.40% to 1.40%    (19.91%)   to (19.91%)
2001                         7,387    $2.11 to $2.11     $15,603          1.75%          1.40% to 1.40%     (7.46%)   to  (7.46%)
------------------------------------------------------------------------------------------------------------------------------------
Put VT Gro & Inc, Cl IB
2004                        11,821    $1.10 to $1.40     $13,763          1.59%          1.00% to 1.85%     10.01%    to   9.07%
2003                        12,384    $1.00 to $1.29     $13,193          1.74%          1.00% to 1.85%     26.58%    to  29.00%(6)
2002                        11,965    $0.79 to $0.81     $10,182          1.51%          1.00% to 1.50%    (20.20%)   to (19.00%)(4)
2001                        10,125    $0.99 to $1.16     $11,043          1.43%          1.00% to 1.40%     (7.48%)   to  (7.94%)
------------------------------------------------------------------------------------------------------------------------------------
Put VT Hi Yield, Cl IA
2004                         1,300    $1.72 to $1.72      $2,237          8.58%          1.40% to 1.40%      9.45%    to   9.45%
2003                         1,564    $1.57 to $1.57      $2,460         10.90%          1.40% to 1.40%     24.60%    to  24.60%
2002                         1,898    $1.26 to $1.26      $2,385         13.64%          1.40% to 1.40%     (1.56%)   to  (1.56%)
2001                         2,714    $1.28 to $1.28      $3,477         14.20%          1.40% to 1.40%      2.40%    to   2.40%
------------------------------------------------------------------------------------------------------------------------------------
Put VT Hi Yield, Cl IB
2004                         1,139    $1.29 to $1.29      $1,473          8.36%          1.40% to 1.40%      9.01%    to   9.01%
2003                         1,246    $1.19 to $1.19      $1,478         10.58%          1.40% to 1.40%     25.26%    to  25.26%
2002                         1,409    $0.95 to $0.95      $1,339         12.92%          1.40% to 1.40%     (2.06%)   to  (2.06%)
2001                         1,726    $0.97 to $0.97      $1,676         14.13%          1.40% to 1.40%      2.11%    to   2.11%
------------------------------------------------------------------------------------------------------------------------------------
Put VT New Opp, Cl IA
2004                         2,928    $1.86 to $1.86      $5,432            --           1.40% to 1.40%      9.03%    to   9.03%
2003                         3,442    $1.70 to $1.70      $5,858            --           1.40% to 1.40%     30.77%    to  30.77%
2002                         4,079    $1.30 to $1.30      $5,307            --           1.40% to 1.40%    (31.22%)   to (31.22%)
2001                         4,835    $1.89 to $1.89      $9,152            --           1.40% to 1.40%    (31.02%)   to (31.02%)
------------------------------------------------------------------------------------------------------------------------------------
Put VT Voyager, Cl IB
2004                         3,108    $1.24 to $1.24      $3,862          0.26%          1.40% to 1.40%      3.57%    to   3.57%
2003                         3,645    $1.20 to $1.20      $4,373          0.39%          1.40% to 1.40%     23.71%    to  23.71%
2002                         4,080    $0.97 to $0.97      $3,974          0.66%          1.40% to 1.40%    (27.61%)   to (27.61%)
2001                         4,806    $1.34 to $1.34      $6,462            --           1.40% to 1.40%    (23.86%)   to (23.86%)
------------------------------------------------------------------------------------------------------------------------------------
(1)   These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(4)   Operations commenced on March 1, 2002.

(5)   Operations commenced on May 21, 2002.

(6)   Operations commenced on Jan. 29, 2003.

(7)   Operations commenced on March 3, 2003.

(8)   Operations commenced on April 30, 2004.

--------------------------------------------------------------------------------
43 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

Condensed Financial Information

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

Variable account charges of 1.40% of the daily net assets of the variable account.

Year ended Dec. 31,                                                      2004     2003     2002     2001    2000
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund* (2/21/1995)
Accumulation unit value at beginning of period                          $1.25    $1.26    $1.26    $1.24   $1.18
Accumulation unit value at end of period                                $1.24    $1.25    $1.26    $1.26   $1.24
Number of accumulation units outstanding
 at end of period (000 omitted)                                         7,059    5,254    8,572    8,409   4,421

* The 7-day simple and compound yields for AXP(R) Variable Portfolio -
  Cash Management Fund at Dec. 31, 2004 were 0.12% and 0.12%, respectively.
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Diversified Bond Fund (2/21/1995)
Accumulation unit value at beginning of period                          $1.58    $1.53    $1.47    $1.38   $1.33
Accumulation unit value at end of period                                $1.62    $1.58    $1.53    $1.47   $1.38
Number of accumulation units outstanding
 at end of period (000 omitted)                                         9,515    7,119    7,272    8,923   9,498
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Large Cap Equity Fund (2/21/1995)
 (previously AXP(R) Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                          $1.50    $1.18    $1.53    $1.89   $2.33
Accumulation unit value at end of period                                $1.56    $1.50    $1.18    $1.53   $1.89
Number of accumulation units outstanding
 at end of period (000 omitted)                                         4,708    4,663    5,116    6,019   6,358
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Managed Fund (2/21/1995)
Accumulation unit value at beginning of period                          $1.79    $1.51    $1.76    $1.99   $2.07
Accumulation unit value at end of period                                $1.93    $1.79    $1.51    $1.76   $1.99
Number of accumulation units outstanding
 at end of period (000 omitted)                                         4,136    5,043    5,336    6,404   6,779
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - New Dimensions Fund(R) (10/29/1997)
Accumulation unit value at beginning of period                          $1.20    $0.98    $1.27    $1.54   $1.72
Accumulation unit value at end of period                                $1.22    $1.20    $0.98    $1.27   $1.54
Number of accumulation units outstanding
 at end of period (000 omitted)                                         4,250    4,512    3,938    4,237   3,717
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Strategy Aggressive Fund (2/21/1995)
Accumulation unit value at beginning of period                          $1.25    $0.99    $1.47    $2.22   $2.78
Accumulation unit value at end of period                                $1.35    $1.25    $0.99    $1.47   $2.22
Number of accumulation units outstanding
 at end of period (000 omitted)                                         3,194    3,701    4,011    4,343   3,856
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Threadneedle International Fund (2/21/1995)
 (previously AXP(R) Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                          $1.11    $0.88    $1.09    $1.55   $2.09
Accumulation unit value at end of period                                $1.28    $1.11    $0.88    $1.09   $1.55
Number of accumulation units outstanding
 at end of period (000 omitted)                                         1,736    2,080    2,254    2,733   2,637
----------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund, Series I Shares (10/30/1997)
Accumulation unit value at beginning of period                          $1.13    $0.92    $1.10    $1.45   $1.72
Accumulation unit value at end of period                                $1.21    $1.13    $0.92    $1.10   $1.45
Number of accumulation units outstanding
 at end of period (000 omitted)                                         4,188    4,903    5,619    6,927   7,597
----------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund, Series I Shares (10/30/1997)
Accumulation unit value at beginning of period                          $1.03    $0.81    $0.97    $1.29   $1.77
Accumulation unit value at end of period                                $1.26    $1.03    $0.81    $0.97   $1.29
Number of accumulation units outstanding
 at end of period (000 omitted)                                         2,223    2,748    2,968    3,616   3,510
----------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund, Series I Shares (10/30/1997)
Accumulation unit value at beginning of period                          $1.06    $0.86    $1.25    $1.45   $1.72
Accumulation unit value at end of period                                $1.10    $1.06    $0.86    $1.25   $1.45
Number of accumulation units outstanding
 at end of period (000 omitted)                                         7,985    9,246   10,223   11,706  11,388
----------------------------------------------------------------------------------------------------------------
Year ended Dec. 31,                                                      1999     1998     1997     1996    1995
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund* (2/21/1995)
Accumulation unit value at beginning of period                          $1.15    $1.11    $1.07    $1.03   $1.00
Accumulation unit value at end of period                                $1.18    $1.15    $1.11    $1.07   $1.03
Number of accumulation units outstanding
 at end of period (000 omitted)                                           941      749      231      241     132

* The 7-day simple and compound yields for AXP(R) Variable Portfolio -
  Cash Management Fund at Dec. 31, 2004 were 0.12% and 0.12%, respectively.
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Diversified Bond Fund (2/21/1995)
Accumulation unit value at beginning of period                          $1.33    $1.33    $1.24    $1.17   $1.00
Accumulation unit value at end of period                                $1.33    $1.33    $1.33    $1.24   $1.17
Number of accumulation units outstanding
 at end of period (000 omitted)                                         8,127    5,689    2,544    1,377     414
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Large Cap Equity Fund (2/21/1995)
 (previously AXP(R) Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                          $1.91    $1.56    $1.27    $1.20   $1.00
Accumulation unit value at end of period                                $2.33    $1.91    $1.56    $1.27   $1.20
Number of accumulation units outstanding
 at end of period (000 omitted)                                         5,864    5,163    3,813    2,350     818
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Managed Fund (2/21/1995)
Accumulation unit value at beginning of period                          $1.83    $1.60    $1.36    $1.18   $1.00
Accumulation unit value at end of period                                $2.07    $1.83    $1.60    $1.36   $1.18
Number of accumulation units outstanding
 at end of period (000 omitted)                                         5,985    4,684    2,944    1,546     589
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - New Dimensions Fund(R) (10/29/1997)
Accumulation unit value at beginning of period                          $1.32    $1.05    $1.00       --      --
Accumulation unit value at end of period                                $1.72    $1.32    $1.05       --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                                         2,141    1,108       69       --      --
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Strategy Aggressive Fund (2/21/1995)
Accumulation unit value at beginning of period                          $1.65    $1.63    $1.47    $1.28   $1.00
Accumulation unit value at end of period                                $2.78    $1.65    $1.63    $1.47   $1.28
Number of accumulation units outstanding
 at end of period (000 omitted)                                         3,961    3,453    2,434    1,324     473
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Threadneedle International Fund (2/21/1995)
 (previously AXP(R) Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                          $1.46    $1.28    $1.26    $1.17   $1.00
Accumulation unit value at end of period                                $2.09    $1.46    $1.28    $1.26   $1.17
Number of accumulation units outstanding
 at end of period (000 omitted)                                         2,510    2,181    1,413      675     220
----------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund, Series I Shares (10/30/1997)
Accumulation unit value at beginning of period                          $1.30    $1.03    $1.00       --      --
Accumulation unit value at end of period                                $1.72    $1.30    $1.03       --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                                         5,343    2,495       69       --      --
----------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund, Series I Shares (10/30/1997)
Accumulation unit value at beginning of period                          $1.16    $1.02    $1.00       --      --
Accumulation unit value at end of period                                $1.77    $1.16    $1.02       --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                                         3,074      866       57       --      --
----------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund, Series I Shares (10/30/1997)
Accumulation unit value at beginning of period                          $1.34    $1.03    $1.00       --      --
Accumulation unit value at end of period                                $1.72    $1.34    $1.03       --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                                         5,638    1,779       66       --      --
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
44 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                      2004     2003     2002     2001    2000
----------------------------------------------------------------------------------------------------------------
American Century(R) VP Income & Growth, Class I (10/5/1998)
Accumulation unit value at beginning of period                          $1.18    $0.92    $1.16    $1.28   $1.46
Accumulation unit value at end of period                                $1.31    $1.18    $0.92    $1.16   $1.28
Number of accumulation units outstanding
 at end of period (000 omitted)                                         1,530    1,720    1,915    2,134   2,294
----------------------------------------------------------------------------------------------------------------
American Century(R) VP Value, Class I (10/5/1998)
Accumulation unit value at beginning of period                          $1.56    $1.23    $1.42    $1.28   $1.10
Accumulation unit value at end of period                                $1.76    $1.56    $1.23    $1.42   $1.28
Number of accumulation units outstanding
 at end of period (000 omitted)                                         1,163    1,280    1,440    1,719   1,929
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio: Institutional Shares
 (10/30/1997)
Accumulation unit value at beginning of period                          $1.59    $1.41    $1.53    $1.63   $1.69
Accumulation unit value at end of period                                $1.70    $1.59    $1.41    $1.53   $1.63
Number of accumulation units outstanding
 at end of period (000 omitted)                                         6,202    7,217    8,096    9,901  11,285
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares
 (10/30/1997)
Accumulation unit value at beginning of period                          $1.21    $0.99    $1.34    $1.76   $2.11
Accumulation unit value at end of period                                $1.25    $1.21    $0.99    $1.34   $1.76
Number of accumulation units outstanding
 at end of period (000 omitted)                                         3,304    3,909    4,305    5,322   5,746
----------------------------------------------------------------------------------------------------------------
OpCap Equity Portfolio (10/30/1997)
Accumulation unit value at beginning of period                          $1.17    $0.92    $1.19    $1.30   $1.20
Accumulation unit value at end of period                                $1.29    $1.17    $0.92    $1.19   $1.30
Number of accumulation units outstanding
 at end of period (000 omitted)                                         1,139    1,313    1,473    1,734   2,097
----------------------------------------------------------------------------------------------------------------
OpCap Managed Portfolio (2/21/1995)
Accumulation unit value at beginning of period                          $2.08    $1.73    $2.12    $2.26   $2.09
Accumulation unit value at end of period                                $2.28    $2.08    $1.73    $2.12   $2.26
Number of accumulation units outstanding
 at end of period (000 omitted)                                         2,613    3,074    3,505    4,419   5,334
----------------------------------------------------------------------------------------------------------------
OpCap Small Cap Portfolio (10/30/1997)
Accumulation unit value at beginning of period                          $1.45    $1.03    $1.33    $1.25   $0.88
Accumulation unit value at end of period                                $1.68    $1.45    $1.03    $1.33   $1.25
Number of accumulation units outstanding
 at end of period (000 omitted)                                         1,781    2,149    2,331    2,776   3,515
----------------------------------------------------------------------------------------------------------------
OpCap U.S. Government Income Portfolio* (2/21/1995)
Accumulation unit value at beginning of period                          $1.49    $1.49    $1.38    $1.31   $1.21
Accumulation unit value at end of period                                $1.49    $1.49    $1.49    $1.38   $1.31
Number of accumulation units outstanding
 at end of period (000 omitted)                                         2,970    3,606    3,728    4,284   4,613

* OpCap U.S. Government Income Portfolio liquidated on Feb. 28, 2005.
----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (10/30/1997)
Accumulation unit value at beginning of period                          $1.37    $1.06    $1.47    $1.71   $1.73
Accumulation unit value at end of period                                $1.44    $1.37    $1.06    $1.47   $1.71
Number of accumulation units outstanding
 at end of period (000 omitted)                                         3,602    4,247    4,574    5,441   6,036
----------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA (10/30/1997)
Accumulation unit value at beginning of period                          $1.16    $0.95    $0.98    $0.98   $1.03
Accumulation unit value at end of period                                $1.24    $1.16    $0.95    $0.98   $0.98
Number of accumulation units outstanding
 at end of period (000 omitted)                                         2,447    2,742    3,065    3,906   4,453
----------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund - Class IA Shares (2/21/1995)
Accumulation unit value at beginning of period                          $1.60    $1.35    $1.29    $1.26   $1.27
Accumulation unit value at end of period                                $1.73    $1.60    $1.35    $1.29   $1.26
Number of accumulation units outstanding
 at end of period (000 omitted)                                         2,899    3,536    4,181    5,433   6,502
----------------------------------------------------------------------------------------------------------------
Year ended Dec. 31,                                                      1999     1998     1997     1996    1995
----------------------------------------------------------------------------------------------------------------
American Century(R) VP Income & Growth, Class I (10/5/1998)
Accumulation unit value at beginning of period                          $1.25    $1.00       --       --      --
Accumulation unit value at end of period                                $1.46    $1.25       --       --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                                         1,834      137       --       --      --
----------------------------------------------------------------------------------------------------------------
American Century(R) VP Value, Class I (10/5/1998)
Accumulation unit value at beginning of period                          $1.12    $1.00       --       --      --
Accumulation unit value at end of period                                $1.10    $1.12       --       --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                                         1,252      157       --       --      --
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio: Institutional Shares
 (10/30/1997)
Accumulation unit value at beginning of period                          $1.35    $1.02    $1.00       --      --
Accumulation unit value at end of period                                $1.69    $1.35    $1.02       --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                                         8,581    2,680       69       --      --
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares
 (10/30/1997)
Accumulation unit value at beginning of period                          $1.30    $1.03    $1.00       --      --
Accumulation unit value at end of period                                $2.11    $1.30    $1.03       --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                                         3,751    1,721       62       --      --
----------------------------------------------------------------------------------------------------------------
OpCap Equity Portfolio (10/30/1997)
Accumulation unit value at beginning of period                          $1.19    $1.07    $1.00       --      --
Accumulation unit value at end of period                                $1.20    $1.19    $1.07       --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                                         1,705    1,059       63       --      --
----------------------------------------------------------------------------------------------------------------
OpCap Managed Portfolio (2/21/1995)
Accumulation unit value at beginning of period                          $2.02    $1.91    $1.58    $1.31   $1.00
Accumulation unit value at end of period                                $2.09    $2.02    $1.91    $1.58   $1.31
Number of accumulation units outstanding
 at end of period (000 omitted)                                         5,792    5,686    4,134    2,462     436
----------------------------------------------------------------------------------------------------------------
OpCap Small Cap Portfolio (10/30/1997)
Accumulation unit value at beginning of period                          $0.91    $1.01    $1.00       --      --
Accumulation unit value at end of period                                $0.88    $0.91    $1.01       --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                                         2,984    1,413       87       --      --
----------------------------------------------------------------------------------------------------------------
OpCap U.S. Government Income Portfolio* (2/21/1995)
Accumulation unit value at beginning of period                          $1.24    $1.17    $1.10    $1.09   $1.00
Accumulation unit value at end of period                                $1.21    $1.24    $1.17    $1.10   $1.09
Number of accumulation units outstanding
 at end of period (000 omitted)                                         4,954    3,585    2,253    1,252     413

* OpCap U.S. Government Income Portfolio liquidated on Feb. 28, 2005.
----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (10/30/1997)
Accumulation unit value at beginning of period                          $1.24    $1.02    $1.00       --      --
Accumulation unit value at end of period                                $1.73    $1.24    $1.02       --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                                         4,244    1,867       67       --      --
----------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA (10/30/1997)
Accumulation unit value at beginning of period                          $1.00    $1.01    $1.00       --      --
Accumulation unit value at end of period                                $1.03    $1.00    $1.01       --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                                         3,718    2,185       77       --      --
----------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund - Class IA Shares (2/21/1995)
Accumulation unit value at beginning of period                          $1.27    $1.30    $1.23    $1.15   $1.00
Accumulation unit value at end of period                                $1.27    $1.27    $1.30    $1.23   $1.15
Number of accumulation units outstanding
 at end of period (000 omitted)                                         6,356    5,963    3,151    1,824     601
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
45 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                      2004     2003     2002     2001    2000
----------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund - Class IB Shares (10/5/1998)
Accumulation unit value at beginning of period                          $1.25    $1.06    $1.01    $0.99   $1.01
Accumulation unit value at end of period                                $1.34    $1.25    $1.06    $1.01   $0.99
Number of accumulation units outstanding
 at end of period (000 omitted)                                         2,283    2,512    2,872    3,528   4,032
----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IA Shares (2/21/1995)
Accumulation unit value at beginning of period                          $2.13    $1.69    $2.11    $2.28   $2.14
Accumulation unit value at end of period                                $2.34    $2.13    $1.69    $2.11   $2.28
Number of accumulation units outstanding
 at end of period (000 omitted)                                         4,457    5,362    6,087    7,387   8,782
----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB Shares (10/5/1998)
Accumulation unit value at beginning of period                          $1.16    $0.93    $1.16    $1.26   $1.18
Accumulation unit value at end of period                                $1.28    $1.16    $0.93    $1.16   $1.26
Number of accumulation units outstanding
 at end of period (000 omitted)                                         4,645    5,239    5,706    6,280   6,616
----------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IA Shares (2/21/1995)
Accumulation unit value at beginning of period                          $1.57    $1.26    $1.28    $1.25   $1.38
Accumulation unit value at end of period                                $1.72    $1.57    $1.26    $1.28   $1.25
Number of accumulation units outstanding
 at end of period (000 omitted)                                         1,300    1,564    1,898    2,714   3,230
----------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB Shares (10/5/1998)
Accumulation unit value at beginning of period                          $1.19    $0.95    $0.97    $0.95   $1.05
Accumulation unit value at end of period                                $1.29    $1.19    $0.95    $0.97   $0.95
Number of accumulation units outstanding
 at end of period (000 omitted)                                         1,139    1,246    1,409    1,726   1,912
----------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IA Shares (2/21/1995)
Accumulation unit value at beginning of period                          $1.70    $1.30    $1.89    $2.74   $3.76
Accumulation unit value at end of period                                $1.86    $1.70    $1.30    $1.89   $2.74
Number of accumulation units outstanding
 at end of period (000 omitted)                                         2,928    3,442    4,079    4,835   5,123
----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB Shares (10/5/1998)
Accumulation unit value at beginning of period                          $1.20    $0.97    $1.34    $1.76   $2.14
Accumulation unit value at end of period                                $1.24    $1.20    $0.97    $1.34   $1.76
Number of accumulation units outstanding
 at end of period (000 omitted)                                         3,108    3,645    4,080    4,806   5,289
----------------------------------------------------------------------------------------------------------------
Year ended Dec. 31,                                                      1999     1998     1997     1996    1995
----------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund - Class IB Shares (10/5/1998)
Accumulation unit value at beginning of period                          $1.00    $1.00       --       --      --
Accumulation unit value at end of period                                $1.01    $1.00       --       --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                                         2,911      344       --       --      --
----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IA Shares (2/21/1995)
Accumulation unit value at beginning of period                          $2.14    $1.88    $1.53    $1.27   $1.00
Accumulation unit value at end of period                                $2.14    $2.14    $1.88    $1.53   $1.27
Number of accumulation units outstanding
 at end of period (000 omitted)                                         9,311    9,161    6,452    3,655   1,152
----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB Shares (10/5/1998)
Accumulation unit value at beginning of period                          $1.18    $1.00       --       --      --
Accumulation unit value at end of period                                $1.18    $1.18       --       --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                                         4,302      239       --       --      --
----------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IA Shares (2/21/1995)
Accumulation unit value at beginning of period                          $1.33    $1.43    $1.27    $1.14   $1.00
Accumulation unit value at end of period                                $1.38    $1.33    $1.43    $1.27   $1.14
Number of accumulation units outstanding
 at end of period (000 omitted)                                         3,544    3,846    2,321    1,270     480
----------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB Shares (10/5/1998)
Accumulation unit value at beginning of period                          $1.01    $1.00       --       --      --
Accumulation unit value at end of period                                $1.05    $1.01       --       --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                                         1,297      130       --       --      --
----------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IA Shares (2/21/1995)
Accumulation unit value at beginning of period                          $2.25    $1.84    $1.51    $1.39   $1.00
Accumulation unit value at end of period                                $3.76    $2.25    $1.84    $1.51   $1.39
Number of accumulation units outstanding
 at end of period (000 omitted)                                         5,476    5,798    4,575    2,980     691
----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB Shares (10/5/1998)
Accumulation unit value at beginning of period                          $1.37    $1.00       --       --      --
Accumulation unit value at end of period                                $2.14    $1.37       --       --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                                         2,959      125       --       --      --
----------------------------------------------------------------------------------------------------------------

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46 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2004 ANNUAL REPORT

American Enterprise Life Insurance Company
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Report of Independent Registered Public Accounting Firm

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of American Enterprise Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of American Enterprise Life Insurance Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of American Enterprise Life Insurance Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2004 American Enterprise Life Insurance Company adopted the provision of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

                                                   /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 18, 2005

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American Enterprise Life Insurance Company
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CONSOLIDATED BALANCE SHEETS

December 31, (Thousands, except share data)                                                             2004          2003

ASSETS
Investments: (Note 2)
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2004, $6,257,483; 2003, $6,539,561)            $6,368,833    $6,644,721
   Preferred and common stocks, at fair value (cost: 2004, $6,000; 2003, $6,000)                        6,246         6,191
Mortgage loans on real estate, at cost (less reserves: 2004, $6,862; 2003, $7,362)                    420,899       534,812
Other investments                                                                                       2,150         6,069
----------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                             6,798,128     7,191,793

Cash and cash equivalents                                                                              47,356         9,065
Amounts due from brokers                                                                                   71           161
Other accounts receivable                                                                               4,299         3,572
Accrued investment income                                                                              67,655        70,591
Deferred policy acquisition costs (Note 3)                                                            299,708       296,722
Deferred sales inducement costs (Note 4)                                                               49,822        49,244
Other assets                                                                                            3,530         6,335
Separate account assets                                                                             1,878,620     1,108,160
----------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                 $9,149,189    $8,735,643
============================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
   Future policy benefits:
   Fixed annuities                                                                                 $6,325,427    $6,645,315
   Variable annuity guarantees (Note 4)                                                                 5,505            --
Policy claims and other policyholders' funds                                                            4,150         3,100
Amounts due to brokers                                                                                  6,962        75,070
Deferred income taxes, net                                                                             34,984        11,618
Other liabilities                                                                                      41,826        68,701
Separate account liabilities                                                                        1,878,620     1,108,160
----------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                             8,297,474     7,911,964
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value; 100,000 shares authorized, 20,000 shares issued and outstanding       3,000         3,000
   Additional paid-in capital                                                                         591,872       591,872
   Retained earnings                                                                                  199,175       177,545
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  62,082        60,078
      Net unrealized derivative losses                                                                 (4,414)       (8,816)
----------------------------------------------------------------------------------------------------------------------------
         Total accumulated other comprehensive income                                                  57,668        51,262
----------------------------------------------------------------------------------------------------------------------------
            Total stockholder's equity                                                                851,715       823,679
----------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                         $9,149,189    $8,735,643
============================================================================================================================

See Notes to Consolidated Financial Statements.

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American Enterprise Life Insurance Company
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CONSOLIDATED STATEMENTS OF INCOME

Years ended December 31, (Thousands)                                                     2004           2003          2002

REVENUES

Net investment income                                                                 $376,487       $372,194      $292,067
Contractholder charges                                                                  11,211          7,528         6,505
Mortality and expense risk and other fees                                               24,801         13,749        12,452
Net realized gain on investments                                                         5,193         25,105             3
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                               417,692        418,576       311,027
----------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Death and other benefits for investment contracts                                       15,438          6,342         8,970
Interest credited on investment contracts                                              226,033        262,399       217,545
Amortization of deferred policy acquisition costs                                       60,836         38,392        44,228
Other insurance and operating expenses                                                  72,185         54,739        92,461
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                               374,492        361,872       363,204
----------------------------------------------------------------------------------------------------------------------------
Income (loss) before income tax provision (benefit) and accounting change               43,200         56,704       (52,177)
Income tax provision (benefit)                                                          18,008         19,075       (18,487)
----------------------------------------------------------------------------------------------------------------------------
Income (loss) before accounting change                                                  25,192         37,629       (33,690)
Cumulative effect of accounting change, net of tax benefit (Note 1)                     (3,562)            --            --
----------------------------------------------------------------------------------------------------------------------------
Net income (loss)                                                                     $ 21,630       $ 37,629     $ (33,690)
============================================================================================================================

See Notes to Consolidated Financial Statements.

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American Enterprise Life Insurance Company
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CONSOLIDATED STATEMENTS OF CASH FLOWS

Years ended December 31, (Thousands)                                                     2004           2003          2002

CASH FLOWS FROM OPERATING ACTIVITIES

Net income (loss)                                                                    $  21,630    $    37,629   $   (33,690)
Adjustments to reconcile net income (loss) to net cash provided by (used in)
operating activities:
   Change in other accounts receivable                                                    (727)        (1,988)          228
   Change in accrued investment income                                                   2,936        (14,143)      (11,026)
   Change in deferred policy acquisition costs, net                                     (5,027)       (60,608)      (60,120)
   Change in policy claims and other policyholder's funds                                1,050         (5,950)        6,764
   Deferred income tax provision (benefit)                                              21,835         15,420        (3,725)
   Change in other assets and liabilities, net                                         (18,785)       (16,338)       16,173
   Amortization of premium (accretion of discount), net                                 26,459         23,699           167
   Net realized gain on investments                                                     (5,193)       (25,105)           (3)
   Cumulative effect of accounting change, net of tax benefit (Note 1)                   3,562             --            --
----------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) operating activities                               47,740        (47,384)      (85,232)
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                                               341,077      3,365,402     1,092,923
   Maturities, sinking fund payments and calls                                         400,057        875,785       500,348
   Purchases                                                                          (480,031)    (5,678,854)   (3,409,718)
Other investments:
   Sales, maturities, sinking fund payments and calls                                  126,676         72,281        64,988
   Purchases                                                                            (9,338)       (25,287)       (4,391)
   Change in amounts due to and from brokers, net                                      (68,018)      (910,172)      801,659
----------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities                              310,423     (2,300,845)     (954,191)
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CASH FLOWS FROM FINANCING ACTIVITIES

Activities related to investment contracts:
   Considerations received                                                             202,999      1,733,030     2,052,002
   Interest credited to account values                                                 226,033        262,399       217,545
   Surrenders and other benefits                                                      (748,904)      (756,827)     (621,646)
Capital contribution                                                                        --             --       250,000
----------------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities                             (319,872)     1,238,602     1,897,901
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                                    38,291     (1,109,627)      858,478
Cash and cash equivalents at beginning of year                                           9,065      1,118,692       260,214
----------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                             $  47,356    $     9,065   $ 1,118,692
============================================================================================================================
Supplemental disclosures:
   Income taxes (refunded) paid                                                      $  (6,812)   $     3,266   $    12,761
   Interest on borrowings                                                            $     378    $       373   $        --

See Notes to Consolidated Financial Statements.

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CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                    Accumulated Other
                                                                        Additional    Comprehensive                   Total
                                                            Capital      Paid-in     Income (Loss),   Retained    Stockholder's
For the three years ended December 31, 2004 (Thousands)      Stock       Capital       Net of Tax     Earnings       Equity
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2001                                 $3,000       $341,872      $ (8,649)      $173,606      $509,829
Comprehensive income:
   Net loss                                                    --             --            --        (33,690)      (33,690)
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of
      deferred policy acquisition costs of ($23,026)
      and income tax provision of ($51,599)                    --             --        95,827             --        95,827
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net loss,
      net of income tax provision of ($2,471)                  --             --        (4,589)            --        (4,589)
   Reclassification adjustment for losses on derivatives
      included in net income, net of income tax benefit
      of $4,542                                                --             --         8,436             --         8,436
                                                                                                                    -------
   Total comprehensive income                                  --             --            --             --        65,984
Capital contribution                                           --        250,000            --             --       250,000
--------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                  3,000        591,872        91,025        139,916       825,813
Comprehensive income:
   Net income                                                  --             --            --         37,629        37,629
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of
      deferred policy acquisition costs of $10,104 and
      income tax benefit of $14,632                            --             --       (27,174)            --       (27,174)
   Reclassification adjustment for gains on
      Available-for-Sale securities included in
      net income, net of income tax provision of ($9,157)      --             --       (17,006)            --       (17,006)
   Reclassification adjustment for losses on
      derivatives included in net income, net of
      income tax benefit of $2,378                             --             --         4,417             --         4,417
                                                                                                                    -------
   Total comprehensive loss                                    --             --            --             --        (2,134)
--------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2003                                  3,000        591,872        51,262        177,545       823,679
Comprehensive income:
   Net income                                                  --             --            --         21,630        21,630
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($838), deferred sales
      inducement costs of ($2,325) and income tax
      provision of ($2,998)                                    --             --         5,569             --         5,569
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax provision of ($1,920)          --             --        (3,565)            --        (3,565)
   Reclassification adjustment for losses on derivatives
      included in net income, net of income tax benefit
      of $2,370                                                --             --         4,402             --         4,402
                                                                                                                    -------
   Total comprehensive income                                  --             --            --             --        28,036
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2004                                 $3,000       $591,872      $ 57,668       $199,175      $851,715
================================================================================================================================

See Notes to Consolidated Financial Statements.

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American Enterprise Life Insurance Company
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Notes To Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company is a stock life insurance company organized under the laws of the State of Indiana. American Enterprise Life Insurance Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS Life), a Minnesota Corporation. IDS Life is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. American Enterprise Life Insurance Company provides financial institution clients American Express branded financial products and wholesaling services to support its retail insurance and annuity operations. American Enterprise Life underwrites fixed and variable annuity contracts primarily through regional and national financial institutions and regional and/or independent broker-dealers, in all states except New York and New Hampshire. Effective in December 2004, American Enterprise Life Insurance Company received a Certificate of Authority to transact business in the State of New Hampshire. American Enterprise Life Insurance Company also owns American Enterprise REO 1, LLC which holds real estate investments. American Enterprise Life Insurance Company and its subsidiary are referred to collectively as "American Enterprise Life" in these Consolidated Financial Statements and notes thereto.

American Enterprise Life's principal products are deferred annuities which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. American Enterprise Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, American Enterprise Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index.

Under American Enterprise Life's fixed and variable annuity products described above, the purchaser may choose among investment options that include American Enterprise Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of presentation

The accompanying Consolidated Financial Statements include the accounts of American Enterprise Life and its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance as included in Note 6. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation

American Enterprise Life consolidates all entities, in which it holds a greater than 50 percent voting interest. Entities in which American Enterprise Life holds a greater than 20 percent but less than 50 percent voting interest are accounted for under the equity method. All other investments are accounted for under the cost method unless American Enterprise Life determines that it exercises significant influence over the entity by means other than voting rights, in which case, these entities are either accounted for under the equity method or are consolidated, as appropriate.

Qualifying Special Purpose Entities (QSPEs) under Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," are not consolidated. Such QSPEs include a securitization trust containing American Enterprise Life's collateralized debt obligations (CDOs) described in Note 2.

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Revenues

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and other investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Contractholder charges

Contractholder charges include administrative charges and surrender charges on annuities and are recognized as revenue when collected.

Mortality and expense risk and other fees

Mortality and expense risk and other fees include risk fees and administration fees, which are generated directly and indirectly from American Enterprise Life's separate account assets. American Enterprise Life's mortality and expense risk and other fees are generally computed as a contractual rate generally based on the underlying asset values and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Balance Sheet

Investments

Available for sale fixed maturity and equity securities

Available-for-Sale investment securities are carried at fair value on the balance sheet with unrealized gains (losses) recorded in other accumulated comprehensive income (loss) within equity, net of income tax provisions (benefits) and net of adjustments in asset balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include significant issuer downgrade, default or bankruptcy. American Enterprise Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Other than temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) (backed by high-yield bonds), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change.

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Enterprise Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Other investments

Other investments principally include real estate, which is carried at amortized costs, which approximates estimated fair values.

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Cash and cash equivalents

American Enterprise Life has defined cash equivalents to include other highly liquid investments with original maturities of 90 days or less.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new annuity business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. DAC for certain annuities are amortized as a percentage of estimated gross profits or as a portion of product interest margins depending on the products characteristics.

For American Enterprise Life's annuity products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining DAC balances. These projections are inherently uncertain because they require management to make assumptions about financial markets, anticipated mortality and morbidity levels, and policyholder behavior over periods extending well into the future. Projection periods used for American Enterprise Life's annuity business are typically 10 to 25 years. Management regularly monitors financial market conditions and actual policyholder behavior experience and compares them to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balance and an increase in DAC amortization expense while a decrease in amortization percentage will result in an increase in DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

Deferred sales inducement costs

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

Separate account assets and liabilities

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders. American Enterprise Life receives fund administrative fees, mortality and expense risk fees, and minimum death benefit guarantee fees from the related accounts. American Enterprise Life's major source of revenue from variable annuities it sells are mortality and expense risk and other fees. In the fourth quarter of 2003, AEFC replaced IDS Life Insurance Company as the investment manager and assumed these duties for the mutual funds and retained IDS Life and its non-New York subsidiaries to provide underlying administrative services. Concurrent with the investment manager change, American Enterprise Life entered into an agreement with AEFC to receive fees for the services, other than investment management, that American Enterprise Life continues to provide the underlying proprietary mutual funds. American Enterprise Life's administrative service fees will vary with the market values of these proprietary mutual funds.

American Enterprise Life provides contractual mortality assurances to variable annuity contractholders that the net assets of separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Enterprise Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Enterprise Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

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Derivative financial instruments and hedging activities

SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended, (SFAS 133) establishes accounting and reporting requirements for derivative financial instruments, including hedging activities. SFAS 133 requires that all derivatives are recognized on balance sheet at fair value as either assets or liabilities in American Enterprise Life's Consolidated Balance Sheets. The fair value of American Enterprise Life's derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. American Enterprise Life reports its derivative assets and liabilities in other assets and other liabilities, respectively. The accounting for the change in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. American Enterprise Life may, from time to time, have economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS 133.

Liabilities for future policy benefits

Fixed annuities and variable annuity guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Enterprise Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up (GGU) benefits. In addition, American Enterprise Life offers contracts containing guaranteed minimum income benefit
(GMIB) and guaranteed minimum withdrawal benefit (GMWB) provisions.

Effective January 1, 2004, liabilities for these variable annuity death and GMIB benefits have been established under the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed. See "Application of Recent Accounting Standards" section below for further discussion regarding the impact of the adoption of SOP 03-1.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2004, depending on year of issue, with an average rate of approximately 6.1% at December 31, 2004.

Income taxes

American Enterprise Life's taxable income is included in the consolidated federal income tax return of American Express Company. American Enterprise Life provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Application of recent accounting standards

In June 2004, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1), raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on American Enterprise Life's consolidated financial condition or results of operations. See Note 4 and below for further discussion of SOP 03-1.

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American Enterprise Life Insurance Company
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In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing deferred policy acquisition costs (DAC) and any deferred sales inducement costs associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced first quarter of 2004 results by $3.6 million ($5.5 million pretax). The cumulative effect of accounting change related to establishing additional liabilities for certain variable annuity guaranteed benefits ($3.4 million) and from considering these liabilities in valuing. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 which include the establishment of these additional liabilities were $7.6 million (of which $3.4 million was part of the adoption change discussed above) as compared to amounts expensed in 2003 and 2002 of $2.9 million and $6.4 million, respectively. American Enterprise Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004 which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on American Enterprise Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts and for hedging activities under SFAS 133. The adoption of this Statement did not have a material impact on American Enterprise Life's financial statements.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. FIN 46 was effective for American Enterprise Life as of December 31, 2003. FIN 46 does not impact the accounting for qualifying special purpose entities as defined by Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," such as American Enterprise Life's CDO-related securitization trust established in 2001. That trust contains a majority of American Enterprise Life's rated CDOs whose retained interest in the trust had a carrying value of $41.1 million at December 31, 2003, of which $30.3 million is considered investment grade. Additionally, there were no other impacts on the financial statements as of December 31, 2003.

In November 2003, the FASB ratified a consensus on the disclosure provisions of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1). American Enterprise Life complied with the disclosure provisions of this rule in Note 1 to the Consolidated Financial Statements included in its Annual Report on Form 10-K for the year ended December 31, 2003. In March 2004, the FASB reached a consensus regarding the application of a three-step impairment model to determine whether investments accounted for in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," and other cost method investments are other-than-temporary impaired. However, with the issuance of FSP EITF 03-1-1, "Effective Date of Paragraphs 10-20 of EITF 03-1," on September 30, 2004, the provisions of the consensus relating to the measurement and recognition of other-than temporary impairments will be deferred pending further clarification from the FASB. The remaining provisions of this rule, which primarily relate to disclosure requirements, are required to be applied prospectively to all current and future investments accounted for in accordance with SFAS No. 115 and other cost method investments. American Enterprise Life will evaluate the potential impact of EITF 03-1 after the FASB completes its reassessment.

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American Enterprise Life Insurance Company
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2. INVESTMENTS

Available for Sale Investments

Investments classified as Available-for-Sale at December 31, 2004 are distributed by type as presented below:

                                                                                          December 31, 2004
----------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross          Gross
                                                                                     Unrealized     Unrealized       Fair
(Thousands)                                                                Cost         Gains         Losses         Value
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Mortgage and other asset-backed securities                         $2,719,323      $ 31,234       $(11,301)   $2,739,256
   Corporate debt securities                                           2,715,114        88,129         (9,854)    2,793,389
   Foreign corporate bonds and obligations                               638,653        22,603         (3,419)      657,837
   U.S. Government and agencies obligations                              102,245           310            (71)      102,484
   Structured investments(a)                                              47,968            --         (6,194)       41,774
   State and municipal obligations                                        30,239           302           (878)       29,663
   Foreign government bonds and obligations                                3,941           489             --         4,430
----------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                 6,257,483       143,067        (31,717)    6,368,833
Preferred and common stocks                                                6,000           246             --         6,246
----------------------------------------------------------------------------------------------------------------------------
   Total                                                              $6,263,483      $143,313       $(31,717)   $6,375,079
----------------------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated CDOs.

Investments classified as Available-for-Sale at December 31, 2003 are distributed by type as presented below:

                                                                                          December 31, 2003
----------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross          Gross
                                                                                     Unrealized     Unrealized       Fair
(Thousands)                                                                Cost         Gains         Losses         Value
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Mortgage and other asset-backed securities                         $3,066,446      $ 37,207       $(22,106)   $3,081,547
   Corporate debt securities                                           2,731,449        98,784        (18,067)    2,812,166
   Foreign corporate bonds and obligations                               570,645        23,247         (6,055)      587,837
   U.S. Government and agencies obligations                               87,614           741            (19)       88,336
   Structured investments(a)                                              49,232            --         (8,106)       41,126
   State and municipal obligations                                        30,238           322         (1,062)       29,498
   Foreign government bonds and obligations                                3,937           274             --         4,211
----------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                 6,539,561       160,575        (55,415)    6,644,721
Preferred and common stocks                                                6,000           191             --         6,191
----------------------------------------------------------------------------------------------------------------------------
   Total                                                              $6,545,561      $160,766       $(55,415)   $6,650,912
----------------------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated CDOs.

The following table provides information about Available-for-Sale investments with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(Thousands)                                                 Less than 12 months     12 months or more             Total
-----------------------------------------------------------------------------------------------------------------------------
                                                           Fair      Unrealized   Fair       Unrealized   Fair     Unrealized
Description of securities                                  Value       Losses     Value        Losses     Value      Losses
-----------------------------------------------------------------------------------------------------------------------------
Mortgage and other asset-backed securities             $  963,075    $ (5,848)  $151,475    $ (5,453) $1,114,550   $(11,301)
Corporate debt securities                                 489,190      (3,892)   214,895      (5,962)    704,085     (9,854)
Foreign corporate bonds and obligations                   120,722      (1,157)   103,192      (2,262)    223,914     (3,419)
U.S. Government and agencies obligations                   71,002         (56)       533         (15)     71,535        (71)
Structured investments                                         --          --     41,774      (6,194)     41,774     (6,194)
State and municipal obligations                                --          --     22,126        (878)     22,126       (878)
-----------------------------------------------------------------------------------------------------------------------------
   Total                                               $1,643,989    $(10,953)  $533,995    $(20,764) $2,177,984   $(31,717)
-----------------------------------------------------------------------------------------------------------------------------

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American Enterprise Life Insurance Company
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In evaluating potential other-than-temporary impairments, American Enterprise Life considers the extent to which amortized costs exceeds fair value and the duration and size of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to cost as of December 31, 2004:

(Millions, except
number of securities)         Less than 12 months                  12 months or more                         Total
-------------------------------------------------------------------------------------------------------------------------------
                                               Gross                              Gross                               Gross
Ratio of Fair Value    Number of             Unrealized   Number of             Unrealized    Number of             Unrealized
to Amortized Cost      Securities Fair Value   Losses     Securities Fair Value   Losses      Securities Fair Value   Losses
-------------------------------------------------------------------------------------------------------------------------------
95% - 100%                176      $1,644      $(11)           58       $473       $(14)         234       $2,117      $(25)
90% - 95%                  --          --        --             1         19         (1)           1           19        (1)
80% - 90%                  --          --        --             2         42         (6)           2           42        (6)
Less than 80%              --          --        --            --         --         --           --           --        --
-------------------------------------------------------------------------------------------------------------------------------
   Total                  176      $1,644      $(11)           61       $534       $(21)         237       $2,178      $(32)
-------------------------------------------------------------------------------------------------------------------------------

Substantially all of the gross unrealized losses on the securities are attributable to changes in interest rates. Credit spreads and specific credit events associated with individual issuers can also cause unrealized losses although these impacts are not significant as of December 31, 2004. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to cost ratio of 95% or above resulting in an overall 99% ratio of fair value to cost for all securities with an unrealized loss. The holding with the largest unrealized loss relates to the retained interest in a CDO securitization trust which accounts for all of the unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 80-90% category. With regard to this security, American Enterprise Life estimates future cash flows through maturity (2014) on a quarterly basis using judgment as to the amount and timing of cash payments and defaults and recovery rates of the underlying investments. These cash flows support full recovery of American Enterprise Life's carrying value related to the retained interest in the CDO securitization trust as of December 31, 2004. All of the unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 80-90% category primarily relates to a foreign government bond obligation for which American Enterprise Life expects that all contractual principal and interest will be received. The unrealized losses in the other categories are not concentrated in any individual industries or with any individual securities.

American Enterprise Life monitors the investments and metrics discussed above on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding American Enterprise Life's policy for determining when an investment's decline in value is other-than-temporary. Additionally, American Enterprise Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2004.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification for realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately.

The following is a distribution of investments classified as Available-for-Sale by maturity at December 31, 2004:

                                                                                                    Amortized       Fair
(Thousands)                                                                                            Cost         Value
----------------------------------------------------------------------------------------------------------------------------
Due within 1 year                                                                                  $  161,971    $  165,007
Due after 1 through 5 years                                                                           866,473       893,440
Due after 5 through 10 years                                                                        2,289,375     2,356,475
Due after 10 years                                                                                    172,373       172,881
----------------------------------------------------------------------------------------------------------------------------
                                                                                                    3,490,192     3,587,803
Mortgage and other asset-backed securities                                                          2,719,323     2,739,256
Structured investments                                                                                 47,968        41,774
Preferred and common stocks                                                                             6,000         6,246
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                              $6,263,483    $6,375,079
----------------------------------------------------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as preferred and common stocks, were not included in the maturities distribution.

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American Enterprise Life Insurance Company
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At December 31, 2004 and 2003, fixed maturity securities comprised approximately 94 and 92 percent of American Enterprise Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $139.3 million and $132.6 million of securities at December 31, 2004 and 2003, which are rated by American Enterprise Life's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities (excluding net unrealized appreciation and depreciation) are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary, by rating on December 31, is as follows:

Rating                                                                                                    2004          2003
----------------------------------------------------------------------------------------------------------------------------
AAA                                                                                                        47%           50%
AA                                                                                                          2             2
A                                                                                                          19            18
BBB                                                                                                        24            23
Below investment grade                                                                                      8             7
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  100%          100%
----------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, approximately 63 percent and 92 percent of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Sales                                                                                 $341,077     $3,365,402    $1,092,923
Maturities, sinking fund payments and calls                                           $400,057     $  875,785    $  500,348
Purchases                                                                             $480,031     $5,678,854    $3,409,718
----------------------------------------------------------------------------------------------------------------------------

Included in net realized gains and losses are gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale as noted in the following table for years ended December 31:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                                        $ 9,464       $ 65,739      $ 38,205
Gross realized losses from sales                                                       $(3,980)      $(30,254)     $(17,579)
Other-than-temporary impairments                                                       $    --       $ (9,323)     $(14,558)
----------------------------------------------------------------------------------------------------------------------------

As of December 31, 2004, American Enterprise Life's structured investments, which are classified as Available-for-Sale, include interests in CDOs. CDOs are investments backed by high-yield bonds or loans and are not readily marketable. American Enterprise Life invested in CDOs as part of its overall investment strategy in order to offer competitive rates to insurance and annuity contractholders.

During 2001 American Enterprise Life placed a majority of its rated CDO securities and related accrued interest (collectively referred to as transferred assets), having an aggregate book value of $53.6 million, into a securitization trust. In return, American Enterprise Life received $7.1 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46.5 million. As of December 31, 2004, the retained interests had a carrying value of $41.8 million, of which $31.0 million is considered investment grade and are accounted for in accordance with EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." One of the results of this transaction is that increases and decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At December 31, 2004 and 2003, bonds carried at $4.2 million and $3.5 million, respectively, were on deposit with various states as required by law.

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American Enterprise Life Insurance Company
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Mortgage loans on real estate loans

Mortgage loans are first mortgages on real estate. American Enterprise Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2004 and 2003 was not material.

The following is a summary of mortgage loans on real estate loans at December
31:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                                        $427,761      $542,174
Mortgage loans on real estate reserves                                                                 (6,862)       (7,362)
----------------------------------------------------------------------------------------------------------------------------
Net mortgage loans                                                                                   $420,899      $534,812
----------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, American Enterprise Life's recorded investment in impaired mortgage loans on real estate was nil and $2.8 million, with a reserve of nil and $1.0 million, respectively. During 2004 and 2003, the average recorded investment in impaired mortgage loans on real estate was $1.5 million and $6.6 million, respectively. American Enterprise Life recognized $0.1 million, $0.2 million and $0.3 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2004, 2003 and 2002, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(Thousands)                                                                               2004           2003          2002
-----------------------------------------------------------------------------------------------------------------------------
Balance, January 1                                                                     $ 7,362        $10,812       $ 5,067
Provision for mortgage loan losses                                                         661            281         6,079
Foreclosures, write-offs and other                                                      (1,161)        (3,731)         (334)
-----------------------------------------------------------------------------------------------------------------------------
Balance, December 31                                                                   $ 6,862        $ 7,362       $10,812
-----------------------------------------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                                                             December 31, 2004           December 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
(Thousands)                                                              On Balance     Funding        On Balance   Funding
Region                                                                      Sheet     Commitments         Sheet   Commitments
-----------------------------------------------------------------------------------------------------------------------------
East North Central                                                        $ 81,737        $ --          $ 99,371     $1,000
West North Central                                                          74,452          --            88,961         --
South Atlantic                                                              96,011         240           118,183         --
Middle Atlantic                                                             51,082          --            75,056         --
New England                                                                 16,483          --            25,229         --
Pacific                                                                     20,073          --            24,607         --
West South Central                                                          24,585          --            25,724         --
East South Central                                                          10,112          --            10,696         --
Mountain                                                                    53,226          --            74,347         --
-----------------------------------------------------------------------------------------------------------------------------
                                                                           427,761         240           542,174      1,000
Less reserves for losses                                                    (6,862)         --            (7,362)        --
-----------------------------------------------------------------------------------------------------------------------------
   Total                                                                  $420,899        $240          $534,812     $1,000
-----------------------------------------------------------------------------------------------------------------------------

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American Enterprise Life Insurance Company
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Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                                                            December 31, 2004           December 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
(Thousands)                                                              On Balance     Funding        On Balance   Funding
 Property type                                                              Sheet     Commitments         Sheet   Commitments
-----------------------------------------------------------------------------------------------------------------------------
Department/retail stores                                                  $ 94,284        $ --          $139,417     $   --
Apartments                                                                  89,977          --           113,746         --
Office buildings                                                           154,259         240           169,904      1,000
Industrial buildings                                                        48,087          --            60,275         --
Hotels/motels                                                               25,802          --            33,091         --
Medical buildings                                                           10,890          --            18,694         --
Nursing/retirement homes                                                        --          --             2,413         --
Mixed use                                                                    4,462          --             4,634         --
-----------------------------------------------------------------------------------------------------------------------------
                                                                           427,761         240           542,174      1,000
Less reserves for losses                                                    (6,862)         --            (7,362)        --
-----------------------------------------------------------------------------------------------------------------------------
   Total                                                                  $420,899        $240          $534,812     $1,000
-----------------------------------------------------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                            $328,164       $321,420      $239,084
Income on mortgage loans on real estate                                                 36,329         42,482        47,697
Other investments                                                                       12,236         11,600         8,874
----------------------------------------------------------------------------------------------------------------------------
                                                                                       376,729        375,502       295,655
Less investment expenses                                                                   242          3,308         3,588
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                              $376,487       $372,194      $292,067
----------------------------------------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                        $5,484        $26,162       $ 6,068
Mortgage loans on real estate                                                             (288)        (1,082)       (6,076)
Other investments                                                                           (3)            25            11
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                                $5,193        $25,105        $    3
----------------------------------------------------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Balance, January 1,                                                                   $296,722       $226,010      $188,915
SOP 03-1 adoption impact                                                                 1,204             --            --
Capitalization of expenses                                                              76,378         99,000       104,349
Amortization                                                                           (60,836)       (38,392)      (44,228)
Change in unrealized investment (losses) gains                                         (13,760)        10,104       (23,026)
----------------------------------------------------------------------------------------------------------------------------
Balance, December 31,                                                                 $299,708       $296,722      $226,010
----------------------------------------------------------------------------------------------------------------------------

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American Enterprise Life Insurance Company
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4. VARIABLE ANNUITY GUARANTEES AND SALES INDUCEMENT COSTS

The majority of the variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Enterprise Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up (GGU) benefits. In addition, American Enterprise Life offers contracts containing guaranteed minimum income benefit
(GMIB) provisions. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. American Enterprise Life has established additional liabilities for these variable annuity death and GMIB benefits under SOP 03-1. American Enterprise Life has not established additional liabilities for other insurance or annuitization guarantees for which the risk is currently immaterial.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

In determining the additional liabilities for variable annuity death benefits and GMIB, American Enterprise Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The following provides summary information related to variable annuity contracts for which American Enterprise Life has established additional liabilities for death benefits and guaranteed minimum income benefits as of December 31:

------------------------------------------------------------------------------------------------------------------------------------
Variable Annuity GMDB and GMIB by Benefit Type
(Dollar amounts in millions)                                                                                 2004            2003
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium       Total Contract Value                           $1,205.8        $1,066.7
                                                          Contract Value in Separate Accounts            $  334.0        $  142.0
                                                          Net Amount at Risk*                            $    4.4        $    7.4
                                                          Weighted Average Attained Age                        64              66
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet        Total Contract Value                           $1,941.9        $1,467.7
                                                          Contract Value in Separate Accounts            $1,287.2        $  791.3
                                                          Net Amount at Risk*                            $   52.4        $   79.1
                                                          Weighted Average Attained Age                        64              62
------------------------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                                 Total Contract Value                           $  305.5        $  244.6
                                                          Contract Value in Separate Accounts            $  236.3        $  169.2
                                                          Net Amount at Risk*                            $   11.7        $   20.3
                                                          Weighted Average Attained Age                        64              62
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GGU Death Benefit                          Total Contract Value                           $  103.3        $   77.1
                                                          Contract Value in Separate Accounts            $   66.0        $   38.7
                                                          Net Amount at Risk*                            $    3.8        $    1.1
                                                          Weighted Average Attained Age                        64              63
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GMIB                                       Total Contract Value                           $  579.5        $  349.9
                                                          Contract Value in Separate Accounts            $  497.6        $  263.0
                                                          Net Amount at Risk*                            $   11.9        $   23.0
                                                          Weighted Average Attained Age                        59              59
------------------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

------------------------------------------------------------------------------------------------------------------------------------
Additional Liabilities and Incurred Benefits                                                             GMDB & GGU           GMIB
------------------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2004                      Liability balance at January 1                     $1.2            $2.2
                                                          Reported claims                                    $2.1             $--
                                                          Liability balance at December 31                   $2.5            $3.0
                                                          Incurred claims (reported + change in liability)   $3.4            $0.8
------------------------------------------------------------------------------------------------------------------------------------

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American Enterprise Life Insurance Company
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The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Consolidated Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of SOP 03-1. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. American Enterprise Life capitalized $13.5 million and $21.9 million for the years ended December 31, 2004 and 2003, respectively. American Enterprise Life amortized $9.7 million and $7.2 million for the years ended December 31, 2004 and 2003, respectively.

5. INCOME TAXES

American Enterprise Life qualifies as a life insurance company for federal income tax purposes. As such, American Enterprise Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision (benefit) included in the Consolidated Statements of Income for the years ended December 31 were as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Federal income taxes
   Current                                                                            $ (2,895)       $ 3,371      $(15,096)
   Deferred                                                                             21,835         15,420        (3,725)
----------------------------------------------------------------------------------------------------------------------------
                                                                                        18,940         18,791       (18,821)
State income taxes-current                                                                (932)           284           334
----------------------------------------------------------------------------------------------------------------------------
Income tax provision (benefit) before accounting change                                $18,008        $19,075      $(18,487)
----------------------------------------------------------------------------------------------------------------------------

A reconciliation of the expected federal income tax provision using the U.S. federal statutory rate of 35% to American Enterprise Life's actual income tax provision for the years ended December 31 were as follows:

(Thousands)                                                       2004                    2003                   2002
----------------------------------------------------------------------------------------------------------------------------
Combined tax at U.S. statutory rate                        $15,120    35.0%      $19,846      35.0%     $(18,262)    (35.0)%
Changes in taxes resulting from:
   Tax-preferred investments, including municipal bonds       (732)   (1.9)         (485)     (0.8)          (62)     (0.1)
   Tax-exempt element of dividend income
   State and local income taxes                               (605)   (1.6)          184       0.3           217       0.4
   All other                                                 4,225    11.2          (470)     (0.9)         (380)     (0.7)
----------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change              $18,008    42.7%      $19,075      33.6%     $(18,487)    (35.4)%
============================================================================================================================

Deferred income tax provision (benefit) results from differences between assets and liabilities measured for financial reporting and for income tax return purposes. The significant components of American Enterprise Life's deferred tax assets and liabilities as of December 31, 2004 and 2003 are reflected in the following table:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Policy reserves                                                                                   $112,410      $ 64,080
   Other investments                                                                                      894        41,543
   Other                                                                                                5,630           412
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                                 118,934       106,035
----------------------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
   Deferred policy acquisition costs                                                                   86,547        90,050
   Deferred taxes related to net unrealized securities gains                                           36,682        27,603
   Other                                                                                               30,689            --
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                                 153,918       117,653
----------------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                                           $ 34,984      $ 11,618
----------------------------------------------------------------------------------------------------------------------------

American Enterprise Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that American Enterprise Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

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American Enterprise Life Insurance Company
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6. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to IDS Life are limited to American Enterprise Life's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. American Enterprise Life's statutory unassigned deficit aggregated $69.0 million and $99.1 million as of December 31, 2004 and 2003, respectively; therefore, any dividend or distribution in 2005 would require approval of the Department of Insurance of the State of Indiana.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(Thousands)                                                                              2004           2003          2002
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Statutory net income (loss)                                                           $ 47,380       $  6,483     $ (85,113)
Statutory capital and surplus                                                          525,885        495,816       493,339

7. RELATED PARTY TRANSACTIONS

American Enterprise has no employees. Charges by IDS Life for use of joint facilities, technology support, marketing services and other services aggregated $64.9 million, $56.3 million, and $44.5 million for 2004, 2003 and 2002, respectively. Certain of these costs are included in DAC. Expenses allocated to American Enterprise Life may not be reflective of expenses that would have been incurred by American Enterprise Life on a stand-alone basis.

In connection with AEFC being named the investment manager for the proprietary mutual funds used as investment options by American Enterprise Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003, and, as discussed in "Separate account assets and liabilities" section of
Note 1 herein, AEFC receives management fees from these funds. American Enterprise Life continues to provide all fund management services, other than investment management, and has entered into an administrative services agreement with AEFC to be compensated for the services American Enterprise Life provides. For the years ended December 31, 2004 and 2003 American Enterprise Life received under this arrangement, $1.1 million and $0.1 million, respectively.

Included in other liabilities at December 31, 2004 and 2003 are $6.3 million and $2.4 million, respectively, payable to AEFC for federal income taxes.

8. LINES OF CREDIT

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under these line of credit arrangements at December 31, 2004 and 2003.

9. DERIVATIVES FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

American Enterprise Life maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. American Enterprise Life does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. American Enterprise Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

From time to time American Enterprise Life enters into interest rate swaps, floors and caps to manage American Enterprise Life's interest rate risk. Specifically, American Enterprise Life uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($17.6 million) and ($42.7 million) at December 31, 2004 and 2003, respectively, and are included in other liabilities on the Consolidated Balance Sheets. The interest rate floors had carrying amounts of $1.7 million and $6.1 million at December 31, 2004 and 2003, respectively, and are included in other assets on the Consolidated Balance Sheets. American Enterprise Life incurred ($18.2 million) and ($11.6 million) in derivative losses in 2004 and 2003, respectively, which are included in other insurance and operating expenses on the Consolidated Statements of Income. The decrease in derivative losses in 2004 is primarily due to the impact that increasing interest rates had on the market value of American Enterprise Life's interest rate swaps. The derivatives expire at various dates through 2006.

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American Enterprise Life Insurance Company
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10. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, deferred policy acquisition costs and deferred sales inducement costs are specifically excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2004 and 2003 and require management judgment. These figures may not be indicative of their future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of American Enterprise Life, therefore, cannot be estimated by aggregating the amounts presented. The following table discloses fair value information for financial instruments as of December 31:

                                                                                  2004                       2003
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                                                                           Carrying       Fair       Carrying        Fair
(Thousands)                                                                  Value       Value         Value        Value
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Financial Assets
Available-for-Sale and other investments                                 $6,377,229   $6,377,229    $6,656,981   $6,656,981
Mortgage loans on real estate, net                                       $  420,899   $  456,174    $  534,812   $  585,295
Separate account assets                                                  $1,878,620   $1,878,620    $1,108,160   $1,108,160
Other financial assets                                                   $  122,911   $  122,911    $   89,724   $   89,724

Financial Liabilities
Fixed annuities                                                          $6,302,362   $6,112,324    $6,623,247   $6,385,595
Separate account liabilities                                             $1,877,294   $1,809,392    $1,107,211   $1,064,419
Other financial liabilities                                              $   48,788   $   48,788    $  143,771   $  143,771
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The following methods were used to estimate the fair values of financial assets and financial liabilities.

Financial Assets

Generally, investments are carried at fair value on the consolidated balance sheets. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are recognized when management determines that a decline in value is other-than-temporary. See Note 2 for carrying value and fair value information regarding investments.

The fair values of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans on collateral values.

Separate account assets are carried at fair value on the consolidated balance sheets.

Other financial assets for which carrying values approximate fair values, include cash and cash equivalents, other accounts receivable and accrued interest, derivative financial instruments and certain other assets. The carrying values approximate fair value due to the short term nature of these investments.

Financial Liabilities

The fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges and loans. For annuities in payout status, fair value is estimated using discounted cash flows, based on current interest rates. The fair value of these reserves excludes life insurance related elements of $23.1 million and $22.1 million at December 31, 2004 and 2003, respectively.

The fair values of separate account liabilities, after excluding life insurance-related elements of $1.3 million and $0.9 million at December 31, 2004 and 2003, respectively, are estimated as the accumulated value less applicable surrender charges.

Other financial liabilities for which carrying values approximate fair values include derivative financial instruments and certain other liabilities. The carrying value approximates fair value due to the short-term nature of these instruments.

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American Enterprise Life Insurance Company
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11. COMMITMENTS AND CONTINGENCIES

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. American Enterprise Life Insurance Company has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

At December 31, 2004 and 2003, American Enterprise Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The IRS routinely examines American Enterprise Life's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years and in February of 2005 began the examinations of the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on American Enterprise Life's consolidated financial position as a result of these audits.

12. SUBSEQUENT EVENTS

On February 1, 2005, the American Express Company announced plans to pursue a tax-free spin-off of the common stock of the AEFC's unit through a special dividend to American Express common shareholders. The final transaction, which is subject to certain conditions including receipt of a favorable tax ruling and approval by American Express Company's Board of Directors, is expected to close in the third quarter of 2005.

Also, on February 1, 2005, A.M. Best placed American Enterprise Life's financial strength rating of "A+" under review with negative implications, Moody's affirmed American Enterprise Life's financial strength rating at "Aa3" and Fitch lowered American Enterprise Life's financial strength rating to "AA-" and placed them on "Rating Watch Negative" following American Express Company's announcement that it intends to spin-off its full ownership of AEFC, the holding company for American Enterprise Life. In connection with the spin-off, American Express Company intends to provide additional capital to American Enterprise Life to confirm its current financial strength ratings.

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[AMERICAN EXPRESS Logo]

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

37301 R (4/05)